                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599

                 ----------------------------------------------

                            STATE STREET MASTER FUNDS

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

        (Name and Address of Agent for                  Copy to:
                   Service)

           Julie Tedesco, Secretary                Timothy W. Diggins
         State Street Bank and Trust                  Ropes & Gray
                   Company                      One International Place
                P.O. Box 5049               Boston, Massachusetts 02110-2624
         Boston, Massachusetts 02206



Registrant's telephone number, including area code: (617) 662-3968

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1: SHAREHOLDER REPORT

                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

                              SEMI - ANNUAL REPORT

                                  JUNE 30, 2003

                                   (UNAUDITED)

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (A)

(LINE GRAPH)

                                         State Street
                                        MSCI(R) EAFE(R)               MSCI(R) EAFE(R)
                                       Index Portfolio *               Index (b) **
                                       -----------------               ------------
11/13/2000                                  10,000                        10,000
12/31/2000                                  10,080                        10,122
 6/30/2001                                   8,580                         8,583
12/31/2001                                   7,837                         7,856
 6/30/2002                                   7,747                         7,817
12/31/2002                                   6,650                         6,722
 6/30/2003                                   7,239                         7,345

                           INVESTMENT PERFORMANCE (A)
                       For the Period Ended June 30, 2003

                                                                                               Total Return
                                              Total Return              Total Return     Average Annualized Since
                                         For the Six Months Ended      One Year Ended   Commencement of Operations
                                             June 30, 2003              June 30, 2003        (November 13, 2000)
                                         ------------------------      --------------   --------------------------
State Street MSCI(R) EAFE(R)
    Index Portfolio                              9.12%(c)                  -6.95%                 -11.57%
MSCI(R) EAFE(R) Index (b)                        9.47%(c)                  -6.46%                 -11.08%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deductions of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Growth of $10,000 and performance for periods ended June 30, 2003 are unaudited.

(b) The MSCI(R) EAFE(R) Index is an arithmetic, market-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the Trust. Figures for the MSCI(R) EAFE(R) Index, an unmanaged index of common stock prices, include reinvestment of dividends.

(c)      Not annualized.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
COMMON STOCKS -- 87.8%
AUSTRALIA -- 4.3%
Alumina, Ltd.                                               16,547             $      45,166
Amcor, Ltd.                                                 11,092                    60,403
AMP Diversified Property Trust                               8,119                    16,607
AMP, Ltd.                                                   21,270                    70,896
Ansell, Ltd. (a)                                             1,878                     7,368
Aristocrat Leisure, Ltd.                                     3,920                     3,496
Australia & New Zealand
 Banking Group, Ltd.                                        21,703                   270,871
Australia Gas Light Co., Ltd.                                6,116                    44,914
Australian Stock Exchange, Ltd.                              1,109                     9,312
BHP Steel, Ltd.                                             12,264                    30,596
BHP, Ltd.                                                   53,513                   310,076
Boral, Ltd.                                                  7,718                    26,191
Brambles Industries, Ltd.                                   12,940                    39,659
Centro Properties Group                                      5,976                    15,991
Coca-Cola Amatil, Ltd.                                       5,504                    21,077
Cochlear, Ltd.                                                 844                    18,283
Coles Myer, Ltd.                                            16,065                    75,418
Commonwealth Bank of Australia                              17,928                   355,292
Commonwealth Property
 Office Fund                                                17,686                    14,233
Computershare, Ltd.                                          6,765                     8,484
CSL, Ltd.                                                    2,075                    16,630
CSR, Ltd.                                                   12,666                    16,479
Deutsche Office Trust                                       12,450                     9,352
Foster's Brewing Group, Ltd.                                28,040                    79,169
Futuris Corp., Ltd.                                          7,651                     8,620
Gandel Retail Trust                                         20,056                    17,889
General Property Trust                                      28,379                    55,575
Harvey Norman Holdings, Ltd.                                 8,892                    14,968
Iluka Resources, Ltd.                                        2,757                     7,488
Insurance Australia Group, Ltd.                             22,563                    51,448
Investa Property Group                                      11,259                    14,951
James Hardie Industries NV                                   5,782                    27,299
John Fairfax Holdings, Ltd.                                 11,624                    22,451
Leighton Holdings, Ltd.                                      1,682                    11,280
Lend Lease Corp.                                             5,698                    31,908
Lion Nathan, Ltd.                                            3,751                    13,484
Macquarie Bank, Ltd.                                         2,835                    54,757
Macquarie Goodman
 Industrial Trust                                           12,468                    12,710
Macquarie Infrastructure Group                              25,505                    61,407
Mayne Nickless, Ltd.                                        10,435                    19,175
Mirvac Group                                                 8,939                    26,618
National Australia Bank, Ltd.                               21,991                   494,067
Newcrest Mining, Ltd.                                        5,444                    27,930
News Corp., Ltd.                                            21,266                   159,735
OneSteel, Ltd.                                               9,050                    11,653
Orica, Ltd.                                                  3,648                    26,496
Origin Energy, Ltd.                                         10,216                    27,748
PaperlinX, Ltd.                                              4,608                    14,154
Patrick Corp., Ltd.                                          2,128                    17,911
Principal Office Fund                                       10,149                    10,482
Publishing & Broadcasting, Ltd.                              1,611                    10,674
QBE Insurance Group, Ltd.                                    8,782                    54,891
Rinker Group Ltd.                                           12,388                    43,534
Rio Tinto, Ltd.                                              4,307                    84,373
Santos, Ltd.                                                 8,708                    34,456
Sonic Healthcare, Ltd.                                       2,419                    10,626
Southcorp, Ltd.                                              8,190                    15,489
Stockland Trust Group                                       12,590                    42,302
Suncorp-Metway, Ltd.                                         7,290                    56,713
TAB, Ltd.                                                    5,421                    11,816
TABCORP Holdings, Ltd.                                       4,808                    34,728
Telstra Corp., Ltd.                                         29,703                    87,649
Toll Holdings, Ltd.                                          2,730                    12,963
Transurban Group (a)                                         5,371                    17,182
Wesfarmers, Ltd.                                             5,628                    95,493
Westfield Holdings, Ltd.                                     5,618                    55,009
Westfield Trust                                             32,198                    74,498
Westpac Banking Corp., Ltd.                                 25,347                   276,233
WMC Resorces, Ltd. (a)                                      16,682                    39,269
Woodside Petroleum, Ltd.                                     6,181                    51,319
Woolworths, Ltd.                                            14,851                   124,697
                                                                               -------------
                                                                                   4,042,081
                                                                               -------------

AUSTRIA -- 0.2%
Bohler-Uddeholm AG                                              98                     5,416
Erste Bank der oesterreichischen
 Sparkassen AG                                                 398                    35,170
Flughafen Wien AG                                              187                     6,797
Immofinanz Immobilien
 Anlagen AG (a)                                              2,649                    19,073
Mayr-Melnhof Karton AG                                         110                     9,159
Oesterreichische
 Elektrizitaetswirtschafts AG                                   81                     7,463
OMV AG                                                         257                    30,876
RHI AG (a)                                                     182                     2,163
Telekom Austria AG (a)                                       3,559                    40,379
VA Technologie AG                                              337                     8,905
Voest-Alpine AG                                                 93                     3,673
Wienerberger
 Baustoffindustrie AG                                          497                     8,732
                                                                               -------------
                                                                                     177,806
                                                                               -------------

BELGIUM -- 1.0%
Agfa Gevaert NV                                              1,620                    34,397
Barco NV                                                       116                     6,940
Bekaert SA                                                     191                     8,927
Cofinimmo                                                       75                     9,043
Colruyt NV                                                     246                    17,006
Compagnie Maritime Belge SA                                     49                     1,941
Delhaize Le Lion SA                                          1,087                    33,079
Dexia                                                       10,172                   128,608
Electrabel SA                                                  475                   121,039
Exmar NV (a)                                                    49                     1,675
Fortis                                                      15,803                   274,388
Groupe Bruxelles Lambert SA                                  1,120                    50,674
Interbrew                                                    2,424                    53,863
KBC Banassurance Holding
 NV                                                          1,299                    51,002
Mobistar SA (a)                                                334                    13,727
Omega Pharma SA                                                112                     3,408
S.A. D'Ieteren NV                                               41                     5,876

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
BELGIUM -- (CONTINUED)
Solvay SA                                                      968             $      66,696
UCB SA                                                       1,424                    39,017
Union Miniere SA                                               224                    11,609
                                                                               -------------
                                                                                     932,915
                                                                               -------------

DENMARK -- 0.7%
A/S Dampskibsselskabet
 Svendborg, Series B                                            17                    91,961
A/S Det Ostasiatiske Kompagni                                  200                     5,471
Bang & Olufsen Holding A/S, Series B                           125                     3,400
Carlsberg A/S, Series B                                        350                    12,523
Coloplast A/S, Series B                                        233                    18,006
Danisco A/S                                                    855                    33,499
Danske Bank                                                  8,262                   160,896
DSV, Series B                                                  250                     6,433
FLS Industries A/S, Series B (a)                               400                     3,338
GN Store Nord A/S (a)                                        3,981                    16,367
Group 4 Falck A/S                                            1,014                    16,848
H. Lundbeck A/S                                              1,134                    22,960
ISS A/S                                                        686                    24,492
Kobenhavns Lufthavne A/S                                        75                     6,086
NEG Micon A/S (a)                                               83                       847
NKT Holding A/S                                                250                     3,458
Novo Nordisk A/S                                             4,357                   152,526
Novozymes A/S, Series B                                        943                    26,235
Tele Danmark A/S                                             2,103                    62,894
Topdanmark A/S (a)                                             458                    16,741
Vestas Wind Systems A/S                                      1,395                    15,955
William Demant A/S (a)                                         465                    10,637
                                                                               -------------
                                                                                     711,573
                                                                               -------------

FINLAND -- 1.9%
Amer Group, Ltd.                                               400                    12,228
Elisa Communications Oyj (a)                                 2,106                    18,090
Fortum Oyj                                                   5,712                    45,784
Instrumentarium Corp.                                          700                    26,607
KCI Konecranes International                                    66                     1,629
Kesko Oyj                                                    1,100                    12,910
Kone Corp.                                                     480                    20,119
Metso Oyj                                                    1,502                    13,367
Nokia Oyj                                                   78,102                 1,286,132
Nokian Renkaat Oyj                                             154                     7,923
Orion-Yhtyma Oyj, Series B                                     567                     9,409
Outokumpu Oyj                                                1,116                     9,804
Pohjola Group PLC, Series B                                    276                     4,726
Rautaruukki Oyj                                              1,000                     4,306
Sampo-Leona Insurance, Series A                              4,773                    35,024
Stora Enso Oyj, Series R                                    10,713                   119,701
TietoEnator Oyj                                              1,454                    24,478
UPM-Kymmene Oyj                                              8,140                   118,807
Uponor Oyj                                                     600                    13,918
Wartsila Oyj, Series B                                         500                     6,213
                                                                               -------------
                                                                                   1,791,175
                                                                               -------------

FRANCE -- 8.4%
Accor SA                                                     2,539                    91,843
Air France                                                   1,396                    18,051
Alcatel SA, Series A                                        17,139                   154,500
Alstom                                                       3,716                    12,802
Atos Origin SA (a)                                             242                     8,370
Autoroutes du Sud de la France (ASF)                           899                    26,274
Aventis SA                                                   9,593                   527,782
Axa                                                         19,964                   309,726
BNP Paribas SA                                              11,376                   578,065
Bouygues SA                                                  2,987                    82,460
Business Objects SA (a)                                        949                    21,164
Cap Gemini SA                                                1,412                    50,136
Carrefour SA                                                 8,102                   397,092
Casino Guichard-Perrachon SA                                   489                    38,185
CNP Assurances                                                 444                    18,763
Compagnie de Saint-Gobain                                    4,374                   172,134
Compagnie Generale des
 Establissements Michelin                                    1,909                    74,535
Credit Agricole SA                                           4,787                    90,978
Dassault Systemes SA                                           468                    15,370
Essilor International SA                                     1,282                    51,644
European Aeronautic
 Defence & Space Co.                                         3,726                    45,697
France Telecom SA                                           11,034                   270,650
Gecina                                                         192                    22,269
Groupe Danone                                                1,754                   242,712
Hermes International                                           118                    16,627
Imerys                                                          88                    12,814
Klepierre (a)                                                  284                    14,024
L'Air Liquide SA                                             1,432                   212,297
L'Oreal SA                                                   4,782                   337,172
Lafarge SA                                                   1,964                   115,023
Lagardere S.C.A                                              1,769                    76,890
LVMH (Louis Vuitton Moet
 Hennessy)                                                   3,144                   155,934
Pechiney SA                                                    928                    33,313
Pernod-Ricard SA                                               707                    63,083
Pinault-Printemps-Redoute SA                                   974                    73,373
PSA Peugoet Citroen                                          2,600                   126,295
Publicis SA                                                  1,268                    34,029
Renault SA                                                   2,101                   111,080
Sagem SA                                                       246                    19,775
Sanofi-Synthelabo SA                                         5,182                   303,488
Schneider Electric SA (a)                                    2,928                   137,655
Societe BIC SA                                                 544                    21,177
Societe Generale                                             4,567                   289,497
Societe Television Francaise 1                               1,540                    47,395
Sodexho Alliance SA                                          1,279                    34,515
STMicroelectronics NV                                        8,328                   174,629
Suez SA                                                     11,424                   181,826
Technip-Coflexip SA                                            240                    21,001
Thales SA                                                    1,170                    34,731
Thomson Multimedia                                           2,496                    38,494
Total Fina Elf SA                                            9,188                 1,388,516
Unibail SA                                                     555                    41,108
Valeo SA                                                     1,012                    35,096
Veolia Environnement                                         3,520                    72,355
Vinci SA                                                       900                    60,719
Vivendi Universal SA                                        12,885                   234,524
Wanadoo (a)                                                  5,091                    34,084
Zodiac SA                                                      491                    11,976
                                                                               -------------
                                                                                   7,885,717
                                                                               -------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
GERMANY -- 5.5%
Adidas-Salomon AG                                              700             $      59,862
Allianz AG                                                   3,993                   331,888
Altana AG                                                      950                    59,936
BASF AG                                                      8,050                   343,885
Bayer AG                                                     9,550                   221,309
Bayer Hypo-und
 Vereinsbank AG                                              4,934                    81,533
Beiersdorf AG, Series A                                        333                    44,511
Buderus AG                                                     500                    16,737
Commerzbank AG                                               6,300                    88,117
Continental AG                                               1,653                    34,700
DaimlerChrysler AG                                          12,406                   433,091
Deutsche Bank AG                                             7,609                   493,510
Deutsche Boerse AG                                           1,300                    68,865
Deutsche Lufthansa AG                                        2,419                    28,334
Deutsche Post AG                                             5,707                    83,821
Deutsche Telekom AG                                         30,275                   462,044
Douglas Holding AG                                             256                     5,527
E.On AG                                                      8,500                   436,999
Epcos AG (a)                                                   824                    10,617
Fresenius Medical Care AG                                      491                    24,301
Gehe AG                                                        428                    16,819
HeidelbergCement AG                                            486                    10,727
Infineon Technologies AG (a)                                 6,312                    61,031
KarstadtQuelle AG                                              765                    16,375
Linde AG                                                     1,220                    45,168
MAN AG                                                       1,608                    27,181
Merck KGAA                                                     520                    15,108
Metro AG                                                     2,012                    65,040
MLP AG                                                         778                    11,614
Muenchener Rueckversich                                      1,654                   168,626
RWE AG                                                       5,305                   160,159
SAP AG                                                       2,972                   350,504
Schering AG                                                  2,432                   118,917
Siemens AG                                                  11,577                   567,939
Suedzucker AG                                                  700                    12,026
ThyssenKrupp AG                                              4,140                    47,732
TUI AG                                                       1,552                    23,080
Volkswagen AG                                                3,229                   136,492
                                                                               -------------
                                                                                   5,184,125
                                                                               -------------

GREECE -- 0.4%
Alpha Bank AE                                                2,154                    37,548
Aluminum of Greece SA                                           60                     1,236
Bank of Piraeus                                              2,084                    15,843
Coca-Cola Hellenic
 Bottling Co. SA                                             1,375                    22,706
Commercial Bank of Greece                                      990                    17,303
EFG Eurobank Ergasias                                        2,268                    34,171
Folli-Follie                                                   100                     1,537
Greek Organization of
 Football Prognostics                                        1,169                    11,921
Hellenic Duty Free Shops SA                                    160                     2,021
Hellenic Petroleum SA                                        1,702                    11,492
Hellenic Technodomiki SA                                     1,236                     6,927
Hellenic Telecommunications
 Organization SA                                             3,958                    46,724
Intracom SA                                                  1,513                    10,043
National Bank of Greece SA                                   3,000                    50,504
Papastratos Cigarettes Co.                                     350                     7,130
Public Power Corp. (PPC)                                     1,017                    18,359
Technical Olympic SA                                           500                     1,952
Titan Cement Co.                                               415                    15,012
Viohalco Hellenic Copper
 and Aluminum Industry SA                                    1,646                     8,203
Vodafone Panafon SA                                          2,823                    18,802
                                                                               -------------
                                                                                     339,434
                                                                               -------------

HONG KONG -- 0.9%
ASM Pacific Technology, Ltd.                                 2,500                     7,277
Bank of East Asia, Ltd.                                     13,712                    26,815
BOC Hong Kong (Holdings), Ltd.                              25,500                    25,670
Cathay Pacific Airways                                      11,000                    14,811
Cheung Kong (Holdings), Ltd.                                15,000                    90,021
Cheung Kong Infrastructure
 (Holdings), Ltd.                                            5,000                     9,586
CLP Holdings, Ltd.                                          18,100                    78,684
Esprit Holdings, Ltd.                                        5,122                    12,545
Giordano International, Ltd.                                 8,000                     2,488
Hang Lung Properties, Ltd.                                  13,000                    11,669
Hang Seng Bank, Ltd.                                         7,600                    80,160
Henderson Land
 Development Co., Ltd.                                       6,000                    17,158
Hong Kong & China Gas Co., Ltd.                             36,183                    45,703
Hong Kong Exchanges &
 Clearing, Ltd.                                             10,000                    14,491
Hongkong Electric
 Holdings, Ltd.                                             13,500                    52,801
Hopewell Holdings, Ltd.                                      5,000                     5,322
Hutchison Whampoa, Ltd.                                     20,800                   126,697
Hysan Development Co., Ltd.                                  5,321                     4,367
Johnson Electronic Holdings, Ltd.                           16,000                    19,902
Li & Fung, Ltd.                                             15,000                    19,331
MTR Corp.                                                   12,612                    14,475
New World Development Co., Ltd.                             14,028                     5,352
PCCW, Ltd. (a)                                              17,133                    10,601
Shangri-La Asia, Ltd.                                        8,189                     5,251
Sino Land Co., Ltd.                                         20,340                     6,325
South China Morning Post
 (Holdings), Ltd.                                            8,533                     3,337
Sun Hung Kai Properties, Ltd.                               13,000                    65,516
Swire Pacific, Ltd.                                          9,000                    39,240
Techtronic Industries Co., Ltd.                              4,090                     6,845
Television Broadcast, Ltd.                                   2,000                     7,143
Wharf (Holdings), Ltd.                                      12,000                    23,159
Yue Yuen Industrial
 (Holdings) Ltd.                                             4,321                    11,054
                                                                               -------------
                                                                                     863,796
                                                                               -------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
IRELAND -- 0.7%
Allied Irish Banks PLC                                      12,908             $     194,032
Bank of Ireland                                             14,384                   174,264
CRH PLC                                                      7,740                   121,324
DCC PLC                                                        789                    10,601
Elan Corp. PLC (a)                                           5,797                    29,956
Fyffes PLC                                                   4,473                     7,037
Grafton Group PLC (a)                                        2,741                    12,118
Greencore Group PLC                                          1,884                     6,274
Independent News & Media PLC                                 8,958                    16,253
Irish Life & Permanent PLC                                   3,675                    39,670
Kerry Group PLC                                              1,757                    27,158
Ryanair Holdings PLC (a)                                     2,713                    19,534
Ryanair Holdings PLC ADR (a)                                   300                    13,470
Waterford Wedgwood PLC                                       5,569                     1,535
                                                                               -------------
                                                                                     673,226
                                                                               -------------

ITALY -- 3.7%
Alleanza Assicurazioni                                       6,752                    64,200
Assicurazioni Generali SpA                                  14,657                   339,657
Autogrill SpA (a)                                            1,872                    20,422
Banca Fideuram SpA                                           4,656                    25,397
Banca Intesa SpA                                            14,000                    32,154
Banca Monte dei Paschi di
 Siena SpA                                                  14,259                    38,889
Banca Nazionale del Lavoro (a)                              23,673                    39,690
Banca Popolare di Milano                                     5,500                    24,064
Banco Popolare di Verona
 e Novara Scrl                                               5,724                    78,220
Benetton Group SpA                                             631                     6,543
Bulgari SpA                                                  2,550                    14,202
Capitalia SpA                                               19,129                    33,719
Enel SpA                                                    32,501                   202,661
Eni                                                         39,784                   601,684
Fiat SpA                                                     3,789                    27,586
FinecoGroup SpA (a)                                         20,657                    11,102
Finmeccanica SpA                                            86,079                    55,158
Gruppo Editoriale L'Espresso SpA                             2,326                     9,215
Intesabci SpA                                               54,433                   174,085
Italcementi SpA                                              1,250                    14,240
Luxottica Group SpA                                          1,867                    25,492
Mediaset SpA                                                 8,600                    72,785
Mediobanca SpA                                               6,792                    67,778
Mediolanum SpA                                               4,062                    22,670
Mondadori (Arnoldo) Editore SpA                              1,610                    11,685
Parmalat Finanziaria SpA                                     6,503                    20,462
Pirelli SpA                                                 11,500                    11,648
Riunione Adriatica di Sicurta SpA                            4,379                    66,428
San Paolo - IMI SpA                                         15,569                   144,638
Seat Pagine Gialle SpA (a)                                  78,595                    54,604
Snam Rete Gas SpA                                           13,710                    53,844
Snia SpA                                                     4,500                     8,811
Telecom Italia Mobile SpA                                   58,058                   286,018
Telecom Italia SpA                                          36,280                   328,297
Telecom Italia SpA, RNC
 Non-Convertible                                            31,550                   172,819
Tiscali SpA (a)                                              2,972                    15,187
UniCredito Italiano SpA                                     57,747                   275,202
                                                                               -------------
                                                                                   3,451,256
                                                                               -------------

JAPAN -- 17.4%
77 Bank, Ltd.                                                5,000                    22,694
ACOM Co., Ltd.                                               1,010                    36,505
ADERANS Co., Ltd.                                              600                    10,643
Advantest Corp.                                                900                    39,875
AEON Co., Ltd.                                               3,300                    75,578
Aeon Credit Service Co., Ltd.                                  200                     6,329
Aiful Corp.                                                    650                    27,716
Ajinomoto Co., Inc.                                          8,000                    76,619
All Nippon Airways Co.,
 Ltd. (ANA) (a)                                              5,000                     9,577
ALPS Electric Co., Ltd.                                      2,000                    25,617
Amada Co., Ltd.                                              3,000                     9,644
Amano Corp.                                                  1,000                     5,830
Anritsu Corp.                                                2,000                    10,910
Aoyama Trading Co., Ltd.                                       600                     7,995
Ariake Japan Co., Ltd.                                         200                     5,963
Asahi Breweries, Ltd.                                        5,000                    30,189
Asahi Chemical Industry, Ltd.                               16,000                    45,705
Asahi Glass Co., Ltd.                                       10,000                    62,045
Asatsu-Dk, Inc.                                                400                     7,162
Ashikaga Financial Group, Inc. (a)                          11,000                    16,306
Autobacs Seven Co., Ltd.                                       300                     5,609
Bandai Co., Ltd.                                               400                    15,257
Bank of Fukuoka, Ltd.                                        8,000                    30,714
Bank of Yokohama, Ltd.                                      12,000                    39,175
Bellsystem24, Inc.                                              50                     8,016
Benesse Corp.                                                1,000                    17,239
Bridgestone Corp.                                            9,000                   122,174
Canon, Inc.                                                 12,000                   550,656
Capcom Co., Ltd.                                               600                     6,186
Casio Computer Co., Ltd.                                     3,000                    19,163
Central Glass Co., Ltd.                                      2,000                    11,759
Central Japan Railway Co.                                       13                    93,108
Chiba Bank, Ltd.                                             9,000                    31,930
Chubu Electric Power Co.                                     8,800                   160,500
Chugai Pharmaceutical Co., Ltd.                              4,100                    46,574
Citizen Watch Co., Ltd.                                      4,000                    21,487
Coca-Cola West Japan Co., Ltd.                                 800                    13,245
Credit Saison Co., Ltd.                                      1,700                    27,877
CSK Corp.                                                      700                    19,063
DAI Nippon Printing Co., Ltd.                                8,000                    84,614
Daicel Chemical Industries, Ltd.                             4,000                    12,692
Daido Life Insurance Co.                                        15                    32,480
Daiichi Pharmaceutical Co., Ltd.                             3,500                    45,588
Daikin Industries, Ltd.                                      3,000                    55,091
Daimaru, Inc.                                                3,000                    12,042
Dainippon Ink & Chemicals, Inc.                             10,000                    20,237
Dainippon Screen MFG. Co., Ltd. (a)                          1,000                     4,897
Daito Trust Construction Co., Ltd.                           1,000                    21,029
Daiwa House Industry Co., Ltd.                               6,000                    41,274
Daiwa Securities Group, Inc.                                17,000                    97,689

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
JAPAN -- (CONTINUED)
Denki Kagaku Kogyo
 Kabushiki Kaisha                                            7,000             $      19,413
Denso Corp.                                                  6,900                   109,354
Dentsu, Inc.                                                     4                    12,459
Dowa Mining Co., Ltd.                                        4,000                    15,357
East Japan Railway Co.                                          47                   209,019
Ebara Corp.                                                  4,000                    14,058
Eisai Co., Ltd.                                              3,100                    63,768
FamilyMart Co., Ltd.                                           600                    10,718
FANUC, Ltd.                                                  1,700                    84,239
Fast Retailing Co., Ltd.                                       800                    24,718
Fuji Electric Co., Ltd.                                      6,000                    13,142
Fuji Photo Film Co., Ltd.                                    6,000                   173,392
Fuji Television Network, Inc.                                    4                    14,124
Fujikura, Ltd.                                               5,000                    16,490
Fujisawa Pharmaceutical Co., Ltd.                            4,000                    74,953
Fujitsu, Ltd.                                               22,000                    90,144
Furukawa Electric Co., Ltd.                                  7,000                    22,852
Gunma Bank, Ltd.                                             4,000                    18,189
Gunze, Ltd.                                                  2,000                     7,529
Hankyu Department Stores, Inc.                               1,000                     5,821
Hino Motors, Ltd.                                            3,000                    14,166
Hirose Electric Co., Ltd.                                      400                    33,079
Hitachi Cable, Ltd.                                          1,000                     2,698
Hitachi Chemical Co., Ltd.                                   1,200                    12,282
Hitachi Software
 Engineering Co., Ltd.                                         400                     8,295
Hitachi, Ltd.                                               40,000                   169,561
Hokuriku Bank, Ltd. (a)                                     10,000                    15,324
Honda Motor Co., Ltd.                                       10,700                   405,455
House Food Corp.                                             1,000                     9,161
Hoya Corp.                                                   1,600                   110,198
Isetan Co., Ltd.                                             2,500                    16,844
Ishihara Sangyo Kaisha, Ltd. (a)                             3,000                     5,072
Ishikawajima-Harima Heavy
 Industries Co., Ltd.                                       12,000                    13,492
Ito En, Ltd.                                                   400                    13,425
Ito-Yokado Co., Ltd.                                         5,000                   119,717
Itochu Corp.                                                17,000                    42,757
Itochu Techno-Science Corp.                                    400                     9,294
Jafco Co., Ltd.                                                300                    16,989
Japan Airlines System Corp.                                  7,000                    15,274
Japan Real Estate Investment Corp.                               2                    10,793
Japan Tobacco, Inc.                                              9                    48,645
Jfe Holding, Inc.                                            6,500                    97,439
JGC Corp.                                                    3,000                    20,187
Joyo Bank, Ltd.                                              8,000                    22,319
JSR Corp.                                                    2,000                    24,301
Kajima Corp.                                                10,000                    23,735
Kaken Pharmaceutical Co., Ltd.                               1,000                     5,363
Kamigumi Co., Ltd.                                           3,000                    15,016
Kanebo, Ltd. (a)                                             5,000                     5,913
Kaneka Corp.                                                 4,000                    24,651
Kansai Electric Power Co.                                    9,400                   148,271
Kao Corp.                                                    8,000                   148,907
Katokichi Co., Ltd.                                            400                     6,812
Kawasaki Heavy Industries, Ltd.                             13,000                    13,317
Kawasaki Kisen Kaisha, Ltd.                                  8,000                    19,321
Keihin Electric Express
 Railway Co., Ltd.                                           5,000                    24,443
Keio Electric Railway Co., Ltd.                              7,000                    31,947
Keyence Corp.                                                  500                    91,609
Kikkoman Corp.                                               2,000                    13,208
Kinden Corp.                                                 1,000                     3,356
Kinki Nippon Railway Co., Ltd. (a)                          19,000                    49,369
Kirin Brewery Co., Ltd.                                      9,000                    63,260
Kokuyo Co., Ltd.                                               700                     6,669
Komatsu, Ltd.                                               13,000                    49,802
Komori Corp.                                                 1,000                    10,418
Konami Co., Ltd.                                             1,200                    21,487
Konica Corp.                                                 4,000                    45,538
Koyo Seiko Co., Ltd.                                         1,000                     7,154
Kubota Corp.                                                13,000                    35,295
Kuraray Co., Ltd.                                            6,000                    39,375
Kurita Water Industries, Ltd.                                1,000                    11,068
Kyocera Corp.                                                2,300                   131,593
Kyowa Hakko Kogyo Co., Ltd.                                  4,000                    21,586
Kyushu Electric Power Co.                                    5,800                    90,279
Lawson, Inc.                                                   900                    24,735
Mabuchi Motor Co., Ltd.                                        400                    30,581
Makita Corp.                                                 1,000                     8,120
Marubeni Corp.                                              20,000                    25,984
Marui Co., Ltd.                                              4,000                    35,544
Matsumotokiyoshi Co., Ltd.                                     200                     8,478
Matsushita Electric
 Industrial Co., Ltd.                                       28,400                   281,221
Matsushita Electric Works, Ltd.                              6,000                    35,528
Meiji Milk Products Co., Ltd.                                2,000                     7,412
Meiji Seika Kaisha, Ltd.                                     3,000                     9,819
Meitec Corp.                                                   400                    12,159
Millea Holdings, Inc.                                           21                   160,550
Minebea Co., Ltd.                                            5,000                    19,821
Mitsubishi Chemical Corp.                                   23,000                    46,929
Mitsubishi Corp.                                            14,000                    97,123
Mitsubishi Electric Corp.                                   22,000                    71,455
Mitsubishi Estate Co., Ltd.                                 14,000                    94,791
Mitsubishi Gas Chemical Co., Inc.                            3,000                     6,346
Mitsubishi Heavy Industries, Ltd.                           40,000                   103,602
Mitsubishi Logistics Corp.                                   1,000                     6,046
Mitsubishi Material Corp. (a)                               11,000                    14,108
Mitsubishi Rayon Co., Ltd.                                   8,000                    21,320
Mitsubishi Tokyo
 Financial Group, Inc.                                          56                   253,246
Mitsui & Co., Ltd.                                          16,000                    80,217
Mitsui Chemicals, Inc.                                       9,000                    41,599
Mitsui Engineering &
 Shipbuilding Co., Ltd.                                      8,000                    10,060
Mitsui Fudosan Co., Ltd.                                     9,000                    57,489
Mitsui Mining & Smelting Co., Ltd.                           8,000                    23,652
Mitsui O.S.K. Lines, Ltd.                                   11,000                    33,437
Mitsui Sumitomo Insurance
 Co., Ltd.                                                  16,400                    76,076

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
JAPAN -- (CONTINUED)
Mitsui Trust Holdings, Inc.                                  9,300             $      20,447
Mitsukoshi, Ltd.                                             6,000                    15,790
Mitsumi Electric Co., Ltd.                                   1,100                    11,369
Mizuho Financial Group, Inc. (a)                                74                    58,485
Murata Manufacturing Co., Ltd.                               3,300                   129,719
Namco, Ltd.                                                    400                     6,383
NEC Corp.                                                   19,000                    94,941
Net One Systems Co., Ltd.                                        3                    14,716
NGK Insulators, Ltd.                                         4,000                    22,186
NGK Spark Plug Co., Ltd.                                     2,000                    14,025
Nichii Gakkan Co.                                              200                     9,994
Nichirei Corp.                                               2,000                     6,979
Nidec Corp.                                                    500                    33,021
Nikko Cordial Corp.                                         17,000                    68,241
Nikon Corp.(a)                                               4,000                    32,946
Nintendo Co., Ltd.                                           1,300                    94,516
Nippon Building Fund Inc.                                        2                    10,943
Nippon COMSYS Corp.                                          1,000                     5,097
Nippon Express Co., Ltd.                                    11,000                    42,690
Nippon Kayaku Co., Ltd.                                      2,000                     8,545
Nippon Meat Packers, Inc.                                    2,000                    18,888
Nippon Mining Holdings, Inc.                                 7,500                    16,240
Nippon Mitsubishi Oil Corp.                                 17,000                    73,762
Nippon Sanso Corp.                                           2,000                     6,429
Nippon Sheet Glass Co., Ltd.                                 5,000                    14,991
Nippon Shokubai Co., Ltd.                                    1,000                     5,955
Nippon Steel Corp.                                          78,000                   107,183
Nippon Telegraph and
 Telephone Corp.                                                74                   290,269
Nippon Unipac Holding                                           11                    42,965
Nippon Yusen Kabushiki Kaisha                               13,000                    50,668
Nishimatsu Construction Co., Ltd.                            4,000                    13,591
Nissan Chemical
 Industries, Ltd.                                            3,000                    16,040
Nissan Motor Co., Ltd.                                      34,400                   328,888
Nisshin Flour Milling Co., Ltd.                              2,000                    14,208
Nisshinbo Industries, Inc.                                   2,000                     9,161
Nissin Food Products Co., Ltd.                               1,000                    20,862
Nitto Denko Corp.                                            1,700                    55,640
Nomura Research Institute, Ltd.                                200                    15,407
Nomura Securities Co., Ltd.                                 25,000                   317,302
NSK, Ltd.                                                    7,000                    22,269
NTN Corp.                                                    6,000                    22,186
NTT Data Corp.                                                  16                    49,302
NTT DoCoMo, Inc.                                               241                   521,840
Obayashi Corp.                                               8,000                    24,518
OBIC Co., Ltd.                                                 100                    17,872
Oji Paper Co., Ltd.                                         10,000                    43,723
Oki Electric Industry
 Co., Ltd. (a)                                               6,000                    17,189
Okumura Corp.                                                3,000                     9,794
Olympus Optical Co., Ltd.                                    3,000                    62,086
Omron Corp.                                                  3,000                    50,593
Onward Kashiyama Co., Ltd.                                   2,000                    16,157
Oracle Corp., Japan                                            300                    10,793
Oriental Land Co., Ltd.                                        700                    30,664
Orix Corp.                                                   1,100                    60,829
Osaka Gas Co., Ltd.                                         26,000                    64,310
Pioneer Corp.                                                2,300                    51,718
Promise Co., Ltd.                                            1,250                    46,742
Q.P. Corp.                                                   1,000                     7,895
Resona Holdings, Inc. (a)                                   58,000                    40,092
Ricoh Co., Ltd.                                              9,000                   147,058
Rohm Co., Ltd.                                               1,500                   163,523
Saizeriya Co., Ltd.                                            100                       929
Sanden Corp.                                                 1,000                     4,755
Sankyo Co., Ltd.                                             5,100                    60,907
Sankyo Co., Ltd.                                               600                    14,966
Sanyo Electric Co., Ltd.                                    21,000                    71,880
Sapporo Breweries, Ltd.                                      5,000                    12,326
Secom Co., Ltd.                                              3,000                    87,945
Sega Corp. (a)                                               1,600                    11,366
Seino Transportation Co., Ltd.                               2,000                    11,443
Sekisui Chemical Co., Ltd.                                   4,000                    13,525
Sekisui House, Ltd.                                          7,000                    53,050
Seven-Eleven Japan Co., Ltd.                                 6,000                   149,407
Sharp Corp.                                                 13,000                   166,837
Shimachu Co., Ltd.                                             400                     6,296
Shimamura Co., Ltd.                                            200                    11,043
Shimano, Inc.                                                  900                    14,151
Shimizu Corp.                                                8,000                    22,186
Shin-Etsu Chemical Co., Ltd.                                 5,000                   170,727
Shionogi & Co., Ltd.                                         4,000                    54,199
Shiseido Co., Ltd.                                           5,000                    48,595
Shizuoka Bank, Ltd.                                          8,000                    53,633
Showa Denko K.K. (a)                                        14,000                    24,368
Showa Shell Sekiyu K.K                                       2,300                    16,511
Skylark Co., Ltd.                                            1,300                    15,428
SMC Corp.                                                      700                    58,938
Snow Brand Milk Products
 Co., Ltd. (a)                                               2,500                     6,267
Softbank Corp.                                               2,800                    53,050
Sompo Japan Insurance, Inc.                                 11,000                    60,004
Sony Corp.                                                  12,100                   340,604
Stanley Electric Co., Ltd.                                   2,000                    28,499
Sumitomo Bakelite Co., Ltd.                                  3,000                    12,517
Sumitomo Chemical Co., Ltd.                                 17,000                    53,375
Sumitomo Corp.                                              10,000                    46,138
Sumitomo Electric Industries, Ltd.                           9,000                    65,734
Sumitomo Heavy Industries, Ltd. (a)                          5,000                     7,412
Sumitomo Metal Industries, Ltd.                             47,000                    32,488
Sumitomo Metal Mining Co., Ltd.                              6,000                    22,986
Sumitomo Mitsui Financial Group, Inc.                           53                   115,644
Sumitomo Osaka Cement Co., Ltd.                              3,000                     5,896
Sumitomo Realty &
 Development Co., Ltd.                                       5,000                    22,236
Sumitomo Trust & Banking
 Co., Ltd.                                                  14,000                    48,386
Suruga Bank, Ltd., ADR                                       3,000                    17,264
Suzuken Co., Ltd.                                              400                     9,494
Taiheiyo Cement Corp.                                        9,800                    16,813
Taisei Corp.                                                10,000                    19,654
Taisho Pharmaceutical Co., Ltd.                              2,000                    28,882
Taiyo Yuden Co., Ltd.                                        1,000                     9,744

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
JAPAN  -- (CONTINUED)
Takara Shuzo Co., Ltd.                                       3,000             $      16,190
Takashimaya Co., Ltd.                                        4,000                    19,888
Takeda Chemical Industries, Ltd.                            11,600                   427,966
Takefuji Corp.                                                 830                    43,064
Takuma Co., Ltd.                                             1,000                     4,864
TDK Corp.                                                    1,500                    74,079
Teijin, Ltd.                                                10,000                    24,984
Teikoku Oil Co., Ltd.                                        3,000                     9,794
Terumo Corp.                                                 2,100                    34,891
THK Co., Ltd.                                                1,500                    20,187
TIS, Inc.                                                      400                     7,662
Tobu Railway Co., Ltd.                                       9,000                    25,559
Toda Corp.                                                   2,000                     4,297
Toho Co., Ltd.                                               2,100                    18,433
Tohoku Elecric Power Co., Inc.                               6,000                    88,745
Tokyo Broadcasting System, Inc.                                700                     8,529
Tokyo Electric Power Co., Inc.                              15,900                   303,898
Tokyo Electron, Ltd.                                         2,100                    99,513
Tokyo Gas Co., Ltd.                                         36,000                   103,435
Tokyo Style Co., Ltd.                                        1,000                     8,153
Tokyu Corp.                                                 13,000                    41,899
TonenGeneral Sekiyu K.K                                      4,000                    28,116
Toppan Printing Co., Ltd.                                    7,000                    50,135
Toray Industries, Inc.                                      15,000                    34,853
Toshiba Corp.                                               39,000                   134,141
Tosoh Corp.                                                  8,000                    17,855
Tostem Corp.                                                 4,000                    57,631
Toto, Ltd.                                                   4,000                    23,752
Toyo Seikan Kaisha, Ltd.                                     2,000                    18,705
Toyo Suisan Kaisha, Ltd.                                     1,000                    10,152
Toyobo Co., Ltd.                                             6,000                    10,443
Toyoda Gosei Co., Ltd.                                         600                    11,818
Toyota Industries Corp.                                      2,100                    34,174
Toyota Motor Corp.                                          37,400                   968,678
Trend Micro, Inc. (a)                                        1,000                    15,532
Ube Industries, Ltd.                                         8,000                    11,793
UFJ Holdings, Inc. (a)                                          53                    77,685
Uni-Charm Corp.                                                500                    21,611
UNY Co., Ltd.                                                2,000                    17,223
Ushio, Inc.                                                  2,000                    23,152
USS Co., Ltd.                                                  220                    11,140
Wacoal Corp.                                                 1,000                     7,787
West Japan Railway Co.                                          14                    53,050
World Co., Ltd.                                                700                    13,263
Yakult Honsha Co., Ltd.                                      2,000                    26,817
Yamada Denki Co., Ltd.                                         900                    19,863
Yamaha Corp.                                                 1,900                    26,045
Yamaha Motor Co., Ltd.                                       1,000                     8,436
Yamanouchi Pharmaceutical
 Co., Ltd.                                                   4,300                   112,088
Yamato Transport Co., Ltd.                                   6,000                    66,408
Yamazaki Baking Co., Ltd.                                    1,000                     6,371
Yokogawa Electric Corp.                                      3,000                    23,161
                                                                               -------------
                                                                                  16,420,024
                                                                               -------------

LUXEMBOURG -- 0.1%
Arcelor                                                      4,545                    52,923
                                                                               -------------

NETHERLANDS -- 5.2%
ABN AMRO Holding NV                                         24,947                   476,987
Aegon NV                                                    21,745                   217,746
Akzo Nobel NV                                                4,143                   109,806
ASM Lithography Holding NV (a)                               7,381                    70,096
Corio NV                                                       666                    21,430
DSM NV                                                       1,231                    51,908
Elsevier NV                                                 10,093                   119,032
Euronext NV                                                  1,189                    29,479
Hagemeyer NV                                                 1,028                     3,955
Heineken NV                                                  3,152                   111,845
IHC Caland NV                                                  454                    23,179
ING Groep NV                                                28,108                   488,363
Koninklijke (Royal) KPN NV (a)                              28,042                   198,686
Koninklijke (Royal)
 Philips Electronics NV                                     21,165                   402,488
Koninklijke Ahold NV                                         9,845                    81,739
Koninklijke Numico NV                                        2,009                    30,914
Oce NV                                                       1,001                    10,334
Qiagen NV (a)                                                2,204                    18,602
Rodamco Europe NV                                              683                    35,741
Royal Dutch Petroleum Co.                                   33,760                 1,567,014
Royal Vendex KBB NV                                          1,635                    18,926
TNT Post Group NV                                            5,164                    89,663
Unilever NV                                                  9,192                   493,159
Vedior NV                                                    1,981                    17,949
VNU NV                                                       3,367                   103,738
Wereldhave NV                                                  300                    18,862
Wolters Kluwer NV                                            4,277                    51,571
                                                                               -------------
                                                                                   4,863,212
                                                                               -------------

NEW ZEALAND -- 0.2%
Auckland International Airport, Ltd.                         2,438                     8,749
Carter Holt Harvey, Ltd.                                    13,779                    14,440
Contact Energy, Ltd.                                         4,649                    13,745
Fisher & Paykel Appliances Holdings,
 Ltd., Series H                                                636                     5,083
Fisher & Paykel Industries, Ltd.                               806                     5,828
Fletcher Building, Ltd.                                      6,285                    13,504
Fletcher Challeng Forests, Ltd. (a)                          1,876                     1,263
Independent Newspapers, Ltd.                                 2,681                     6,718
Sky City Entertainment Group, Ltd.                           3,284                    18,130
Telecom of New Zealand, Ltd.                                25,208                    77,332
Tower, Ltd.                                                    670                       588
Warehouse Group, Ltd.                                        2,607                     7,906
                                                                               -------------
                                                                                     173,286
                                                                               -------------

NORWAY -- 0.4%
Aker Kvaerner ASA (a)                                          262                     3,457
Den Norsske Bank                                             5,805                    28,629
Frontline, Ltd.                                                541                     7,720
Gjensidige Nor Asa                                             838                    29,313
Norsk Hydro ASA                                              2,323                   114,245
Norske Skogindustrier ASA                                    1,531                    22,907
Orkla ASA                                                    3,092                    53,544
Schibsted ASA                                                  600                     8,312
Smedvig ASA, Series A                                          400                     2,544

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
NORWAY -- (CONTINUED)
Statoil ASA                                                  6,958             $      59,281
Storebrand ASA (a)                                           2,458                     9,875
Tandberg ASA (a)                                             1,627                     8,430
Telenor ASA                                                  6,956                    28,909
Tomra Systems ASA                                            2,801                    12,029
                                                                               -------------
                                                                                     389,195
                                                                               -------------

PORTUGAL -- 0.3%
Banco BPI SA                                                 5,732                    16,193
Banco Comercial Portugues SA                                29,988                    52,688
Banco Espirito Santo SA, Registered                          1,541                    22,828
Brisa-Auto Estrada de
 Portugal SA                                                 4,119                    23,177
Cimpor-Cimentos de
 Portugal, SGPS SA                                           1,595                     6,063
Electridade de Portugal SA                                  23,120                    49,383
Jeronimo Martins SGPS SA (a)                                   723                     5,720
Portugal Telecom SGPS SA                                    12,918                    92,566
PT Multimedia-Servicos de
 Telecomunicacoes e
 Multimedia SA (a)                                             281                     4,921
Sonae, S.G.P.S. SA                                          24,685                    13,890
                                                                               -------------
                                                                                     287,429
                                                                               -------------

SINGAPORE -- 0.7%
Allgreen Properties, Ltd.                                    2,000                     1,090
Capitaland, Ltd.                                            14,000                     9,858
Chartered Semiconductor
 Manufacturing, Ltd. (a)                                    12,401                     6,408
City Developments, Ltd.                                      7,487                    18,877
ComfortDelGro Corp., Ltd. (a)                               26,000                    11,885
Creative Technology, Ltd.                                      600                     4,804
Cycle & Carriage, Ltd.                                       1,869                     5,243
Datacraft Asia, Ltd.(a)                                      1,000                     1,000
DBS Group Holdings, Ltd.                                    17,000                    99,432
Fraser & Neave, Ltd.                                         2,313                    11,296
Haw Par Corp., Ltd.                                          2,746                     6,768
Keppel Corp., Ltd.                                           9,356                    26,033
Keppel Land, Ltd.                                            2,000                     1,454
Neptune Orient Lines, Ltd. (a)                              11,000                     9,245
Oversea-Chinese Banking
 Corp., Ltd.                                                15,365                    87,252
Overseas Union
 Enterprise, Ltd.                                            2,069                     8,224
Parkway Holdings, Ltd.                                       7,063                     3,128
SembCorp Industries, Ltd.                                   11,000                     7,995
SembCorp Logistics, Ltd.                                     2,000                     2,135
SembCorp Marine, Ltd.                                        2,000                     1,113
Singapore Airlines, Ltd.                                     8,394                    49,573
Singapore Exchange, Ltd.                                    12,000                     9,336
Singapore Land, Ltd.                                         1,000                     2,124
Singapore Press Holdings, Ltd.                               5,020                    52,167
Singapore Technologies
 Engineering, Ltd.                                          21,000                    20,750
Singapore
 Telecommunications, Ltd.                                   98,437                    84,406
SMRT Corp., Ltd.                                             2,000                       704
ST Assembly Test Services, Ltd. (a)                          1,000                       971
United Overseas Bank, Ltd.                                  18,251                   128,514
United Overseas Land, Ltd.                                   7,327                     8,737
Venture Manufacturing
 (Singapore), Ltd.                                           3,000                    27,428
Wing Tai Holdings, Ltd.                                      5,000                     2,101
                                                                               -------------
                                                                                     710,051
                                                                               -------------

SPAIN -- 3.0%
Acciona SA                                                     441                    21,017
Acerinox SA                                                    647                    24,727
Acesa Infraestructuras SA                                    2,076                    29,013
ACS SA                                                         438                    18,686
Altadis SA, Series A                                         3,729                    95,579
Amadeus Global Travel
 Distribution SA, Series A                                   2,809                    16,096
Banco Bilbao Vizcaya
 Argentaria SA                                              39,015                   409,946
Banco Popular Espanol SA                                     1,953                    98,680
Banco Santander Central
 Hispano SA                                                 55,149                   483,210
Corporacion Mapfre,
 Compania Internacional de
 Reaseguros SA                                                 889                     9,494
Endesa SA                                                   11,565                   193,632
Fomento de Construcciones
 y Contratas SA                                                710                    19,837
Gas Natural SDG SA                                           2,400                    48,231
Grupo Dragados SA                                            1,644                    33,095
Grupo Ferrovial SA                                             890                    24,171
Iberdrola SA                                                 9,848                   170,539
Iberia Lineas Aereas de Espana SA                            4,227                     8,203
Indra Sistemas SA                                            1,497                    15,214
Industria de Diseno Textil, SA                               2,618                    65,840
Metrovacesa SA                                                 468                    13,328
NH Hoteles SA (a)                                              939                     9,877
Promotora de
 Informaciones SA                                              984                     8,938
Repsol YPF SA                                               11,767                   190,798
Sociedad General de Aguas
 de Barcelona SA                                               752                    10,276
Telefonica Publicidad e
 Informacion SA                                              1,477                     7,141
Telefonica SA (a)                                           61,737                   716,755
Terra Networks SA (a)                                        4,697                    28,425
Union Electrica Fenosa SA                                    2,358                    39,940
Vallehermoso SA                                              1,544                    17,128
Zeltia SA (a)                                                1,420                     9,588
                                                                               -------------
                                                                                   2,837,404
                                                                               -------------

SWEDEN -- 1.3%
Alfa Laval AB                                                  728                     6,957
Assa Abloy AB, Series B                                      2,716                    26,295
Atlas Copco AB, Series A                                     1,085                    27,447
Atlas Copco AB, Series B                                       800                    18,788
Axfood AB                                                      270                     4,908
Billerud                                                       533                     6,226
Castellum AB                                                   444                     7,626

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
SWEDEN -- (CONTINUED)
Drott AB, Series B                                             800             $      10,094
Electrolux AB                                                3,005                    59,312
Eniro AB                                                     1,771                    15,155
Gambro AB, Series A                                          1,600                    10,593
Gambro AB, Series B                                            800                     5,297
Getinge AB                                                     358                     9,503
Hennes & Mauritz AB
 (H&M), Series B                                             4,785                   109,987
Hoganas AB, Series B                                           107                     2,179
Holmen AB, Series B                                            600                    16,377
Modern Times Group MTG AB (a)                                  475                     7,299
Nobel Biocare Holding AG                                       183                    12,116
Nordea AB                                                   24,150                   116,452
OM Gruppen AB                                                  500                     3,560
Perbio Science AB                                              371                     6,906
Sandvik AB                                                   2,100                    54,960
Sapa AB                                                        100                     2,011
SAS AB (a)                                                     530                     2,913
Securitas AB, Series B                                       3,016                    30,895
Skandia Forsakrings AB                                       7,878                    20,962
Skandinaviska Enskilda
 Banken (SEB), Series A                                      4,354                    44,329
Skanska AB                                                   3,500                    19,981
SKF AB, Series A                                               200                     5,772
SKF AB, Series B                                               867                    25,019
SSAB Svenskt Stal AB, Series A                                 400                     5,347
SSAB Svenskt Stal AB, Series B                                 200                     2,548
Svenska Cellulosa AB
 (SCA), Series B                                             1,833                    62,627
Svenska Handelsbanken AB,
 Series A                                                    5,551                    90,841
Svenska Handelsbanken AB,
 Series B                                                      500                     7,870
Swedish Match AB                                             3,205                    24,223
Tele2 AB, Series B (a)                                         839                    31,181
Telefonaktiebolaget LM
 Ericsson, New (a)                                         145,792                   156,629
Telia AB                                                    16,486                    68,375
Trelleborg AB, Series B                                        700                     7,477
Volvo AB, Series A                                           1,100                    23,086
Volvo AB, Series B                                           1,985                    43,643
WM-Data AB, Series B                                         2,500                     3,810
                                                                               -------------
                                                                                   1,217,576
                                                                               -------------

SWITZERLAND -- 7.5%
ABB, Ltd. (a)                                               16,177                    53,145
Adecco SA                                                    2,031                    83,666
Centerpulse AG (a)                                             153                    41,171
Ciba Specialty Chemicals
 AG                                                          1,017                    61,566
Clariant AG                                                  2,047                    18,739
Compagnie Financiere
 Richemont AG                                                8,279                   133,853
Credit Suisse Group                                         19,375                   509,925
Geberit AG                                                      54                    16,624
Givaudan AG                                                    114                    47,972
Holcim, Ltd.                                                 2,475                    91,450
Kudelski SA (a)                                                639                    11,581
Kuoni Reisen Holding AG, Series B                               30                     7,707
Logitech International SA (a)                                  668                    25,052
Lonza Group AG                                                 651                    29,797
Nestle SA                                                    6,565                 1,354,633
Novartis AG                                                 39,052                 1,545,301
Roche Holding AG                                               532                    65,393
Roche Holding AG, Bearer                                    11,424                   896,091
Serono SA                                                      114                    66,992
SGS Societe Generale de
 Surveillance Holding SA                                        65                    25,385
Sulzer AG                                                       80                    11,177
Swatch Group AG, Registered                                    545                    49,388
Swatch Group AG, Series B                                      784                    14,267
Swiss Reinsurance Co.                                        5,249                   290,825
Swisscom AG                                                    420                   119,376
Syngenta AG                                                  1,696                    85,016
Synthes-Stratec, Inc.                                           65                    46,691
UBS AG                                                      19,397                 1,079,003
Unaxis Holding AG                                              204                    16,604
Valora Holding AG                                               65                    13,292
Zurich Financial Services AG                                 2,347                   279,828
                                                                               -------------
                                                                                   7,091,510
                                                                               -------------

UNITED KINGDOM -- 24.0%
3i Group PLC                                                 9,041                    84,292
Aegis Group PLC                                             18,691                    24,443
Aggreko PLC                                                  2,794                     5,671
Alliance Unichem PLC                                         3,131                    25,588
AMEC PLC                                                     4,526                    19,418
Amvescap PLC                                                 9,975                    68,804
ARM Holdings PLC (a)                                        12,911                    14,274
Associates British Ports
 Holdings PLC                                                4,650                    30,463
AstraZeneca Group PLC                                       24,739                   992,000
Aviva PLC                                                   33,434                   232,132
BAA PLC                                                     15,488                   125,360
BAE Systems PLC                                             46,957                   110,418
Balfour Beatty PLC                                           7,213                    22,972
Barclays PLC (a)                                            93,768                   696,290
Barratt Developments PLC                                     3,436                    24,494
BBA Group PLC                                                6,776                    23,257
Berkeley Group PLC                                           1,545                    19,137
BG Group PLC                                                50,597                   224,178
BHP Billiton PLC                                            35,534                   187,050
BOC Group PLC                                                7,271                    93,286
Boots Group PLC                                             11,420                   122,208
BP Amoco PLC                                               319,227                 2,213,759
BPB PLC                                                      6,425                    32,549
Brambles Industries PLC                                     10,961                    29,663
British Airways PLC (a)                                      8,435                    21,087
British America Tobacco PLC                                 23,412                   265,604
British Land Co. PLC                                         6,548                    51,946
British Sky Broadcasting PLC (a)                            18,102                   200,584
BT Group PLC                                               123,254                   414,402
Bunzl PLC                                                    6,164                    43,204
Cable & Wireless PLC                                        33,111                    61,741
Cadbury Schweppes PLC                                       28,774                   169,983
Canary Wharf Group PLC                                       7,170                    30,289

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
UNITED KINGDOM -- (CONTINUED)
Capita Group PLC                                             8,763             $      32,680
Carlton Communications PLC                                   7,351                    18,377
Carnival PLC                                                 2,454                    74,551
Cattles PLC                                                  4,231                    22,656
Celltech Group PLC (a)                                       3,502                    19,821
Centrica PLC                                                61,276                   177,709
Chubb PLC                                                   10,466                    13,039
Close Brothers Group PLC                                     2,471                    26,708
Cobham PLC                                                   1,250                    23,832
Compass Group PLC                                           32,212                   173,683
Daily Mail & General Trust                                   4,319                    40,624
Davis Service Group PLC                                      2,522                    15,773
De La Rue PLC                                                2,663                    10,393
Diageo PLC                                                  44,562                   475,764
Dixons Group PLC                                            25,747                    56,082
Electrocomponents PLC                                        5,804                    31,079
EMAP PLC                                                     3,382                    47,744
EMI Group PLC                                               10,144                    20,422
Enterprise Inns PLC                                          2,197                    29,438
Exel PLC                                                     4,032                    41,384
FirstGroup PLC                                               5,340                    23,792
FKI PLC                                                      8,127                    10,695
Friends Provident PLC                                       21,493                    40,255
George Wimpey PLC                                            5,822                    28,341
GKN PLC                                                      9,767                    35,860
GlaxoSmithKline PLC                                         85,986                 1,735,311
Granada Compass PLC                                         39,202                    58,867
Great Portland Estates PLC                                   2,783                    10,654
Great Universal Stores PLC                                  14,580                   163,362
Hammerson PLC                                                3,988                    32,608
Hanson PLC                                                  10,902                    60,761
Hays PLC                                                    21,676                    34,338
HBOS PLC                                                    54,191                   701,525
Hilton Group PLC                                            23,299                    70,742
HSBC Holdings PLC                                          153,547                 1,814,168
IMI PLC                                                      5,500                    27,227
Imperial Chemical Industries PLC                            15,628                    31,655
Imperial Tobacco Group PLC                                  10,493                   187,522
Intercontinental Hotels
 Group PLC (a)                                              10,012                    71,042
International Power PLC (a)                                 14,158                    30,196
Invensys PLC                                                49,950                    16,897
J Sainsbury PLC                                             21,276                    89,176
Johnson Matthey PLC                                          2,890                    42,110
Kelda Group PLC                                              5,589                    39,427
Kidde PLC                                                   11,305                    15,857
Kingfisher PLC                                              37,793                   172,904
Land Securities Group PLC                                    6,809                    87,808
Legal & General Group PLC                                   92,252                   127,873
Liberty International PLC                                    3,275                    33,479
Lloyds TSB Group PLC                                        79,369                   563,501
Logica PLC                                                  12,478                    29,496
Man Group PLC                                                4,102                    80,956
Marks & Spencer Group PLC                                   32,996                   171,921
MFI Furniture Group PLC                                      7,691                    21,258
Misys PLC                                                    7,369                    31,251
Mitchells & Butlers PLC (a)                                 10,012                    38,618
National Grid Group PLC                                     44,172                   299,579
Next PLC                                                     4,156                    70,398
Novar PLC                                                    4,089                     8,266
Nycomed Amersham PLC                                        10,303                    77,314
Pearson PLC                                                 11,199                   104,597
Peninsular & Oriental
 Steam Navigation Co.                                       10,071                    39,054
Persimmon PLC                                                3,447                    27,132
Pilkington PLC                                              13,321                    14,563
Provident Financial PLC                                      3,331                    35,041
Prudential PLC                                              30,045                   181,954
Rank Group PLC                                               7,979                    32,785
Reckitt Benckiser PLC                                        8,654                   158,798
Reed International PLC                                      18,256                   151,906
Rentokil Initial PLC                                        25,198                    78,691
Reuters Group PLC                                           21,206                    61,500
Rexam PLC                                                    6,010                    37,785
Rio Tinto PLC                                               15,199                   285,919
RMC Group PLC                                                3,984                    30,356
Rolls-Royce Group PLC                                       21,794                    46,123
Royal & Sun Alliance
 Insurance Group PLC                                        18,645                    42,689
Royal Bank of Scotland
 Group PLC                                                  39,401                 1,105,298
SABMiller PLC                                               11,739                    78,598
Safeway PLC                                                 15,602                    66,295
Sage Group PLC                                              17,388                    46,482
Schroders PLC                                                1,707                    17,739
Scottish & Newcastle PLC                                    10,310                    62,353
Scottish & Southern Energy PLC                              12,482                   128,526
ScottishPower PLC                                           26,806                   161,011
Securicor PLC                                                6,798                     8,357
Serco Group PLC                                              6,511                    17,214
Severn Trent PLC                                             4,778                    53,929
Shell Transport & Trading
 Co. PLC                                                   138,375                   913,357
Signet Group PLC                                            25,245                    37,596
Slough Estates PLC                                           6,036                    34,039
Smith & Nephew PLC                                          12,645                    72,666
Smiths Group PLC                                             8,166                    94,730
SSL International PLC                                        2,218                    10,724
Stagecoach Holdings PLC                                     19,209                    19,653
Tate & Lyle PLC                                              5,899                    33,340
Taylor Woodrow PLC                                           7,979                    26,465
Tesco PLC                                                  104,957                   379,729
Tomkins PLC                                                 10,162                    38,065
Unilever PLC                                                39,365                   313,423
United Business Media PLC                                    4,926                    24,630
United Utilities PLC                                         8,154                    79,252
Vodafone Group PLC                                         973,816                 1,904,225
Whitbread PLC                                                3,894                    43,566
William Hill PLC                                             4,313                    20,319
Wolseley PLC                                                 8,530                    94,343
WPP Group PLC                                               16,813                   131,784
                                                                               -------------
                                                                                  22,565,916
                                                                               -------------

TOTAL COMMON STOCKS
(Cost $84,867,068)                                                                82,661,630
                                                                               -------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                                  MARKET
                                                            SHARES                 VALUE
                                                            ------             -------------
PREFERRED STOCKS -- 0.4%
AUSTRALIA -- 0.2%
News Corp., Ltd.                                            30,165             $     185,915
                                                                               -------------
GERMANY -- 0.2%
Fresenius Medical Care AG                                      294                    10,635
Henkel KGAA                                                    848                    52,497
Porsche AG                                                     102                    43,222
ProSieben Sat.1 Media AG                                     1,199                     7,986
RWE AG                                                         460                    12,382
Volkswagen AG                                                1,400                    41,977
Wella AG                                                       300                    21,876
                                                                               -------------
                                                                                     190,575
                                                                               -------------

NEW ZEALAND -- 0.0%
Fletcher Challenge
 Forests, Ltd. (a)                                           3,372                     2,290
                                                                               -------------

SWITZERLAND -- 0.0%
Schindler Holding AG (a)                                        97                    15,611
                                                                               -------------

TOTAL PREFERRED STOCKS
(Cost $409,269)                                                                      394,391
                                                                               -------------

RIGHTS -- 0.0%
FRANCE -- 0.0%
Lafarge SA (a)
(Cost $0)                                                    1,964                     5,300
                                                                               -------------

SHORT TERM INVESTMENTS -- 24.2%
UNITED STATES -- 24.2%
AIM Short Term Investment
 Prime Portfolio                                         1,365,772                 1,365,772
AIM Treasury Fund                                        2,798,656                 2,798,656
Federated Money Market
 Obligations Trust                                       2,278,726                 2,278,726
State Street Navigator
 Securities Lending Prime
 Portfolio (b) (Note 4)                                 16,321,962                16,321,962
                                                                               -------------
                                                                                  22,765,116
                                                                               -------------

TOTAL SHORT TERM INVESTMENTS
(Cost $22,765,116)                                                                22,765,116
                                                                               -------------

TOTAL INVESTMENTS -- 112.4%

(Cost $108,041,453)                                                            $ 105,826,437
                                                                               -------------

OTHER ASSETS AND
LIABILITIES (NET) -- (12.4)%                                                     (11,652,615)
                                                                               -------------

NET ASSETS -- 100.0%                                                           $  94,173,822
                                                                               =============

(a)      Non-income producing security.

(b) Security represents investment made with cash collateral from securities loaned.

Abbreviations

NPV - No Par Value
NV - Non-voting
RNC - Non-Convertible Savings

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

Financials                               23.0%
Consumer Discretionary                   11.2%
Health Care                               8.8%
Energy                                    8.1%
Consumer Staples                          7.8%
Industrials                               7.3%
Telecommunication Services                7.1%
Materials                                 5.5%
Information Technology                    5.2%
Utilities                                 4.2%
Cash, receivables, and other
 assets, less liabilities                11.8%
                                        -----
                                        100.0%
                                        -----

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

SCHEDULE OF FUTURES                                                                UNREALIZED
CONTRACTS (LONG)                                     NUMBER OF                    APPRECIATION/
                                                     CONTRACTS                    (DEPRECATION)
                                                     ---------                     ---------
SPI 200 Index Futures
  Expiration date 09/2003                                   12                     $ (11,926)
 DAX Index Futures
  Expiration date 09/2003                                    7                       (16,432)
 CAC 40 Euro Futures
  Expiration date 09/2003                                   35                       (35,159)
 Hang Seng Index Futures
  Expiration date 07/2003                                   10                         3,241
 TOPIX Index Futures
  Expiration date 09/2003                                   37                        91,595
 Financial Times Stock Exchange
  100 Index Futures
  Expiration date 09/2003                                   45                      (104,697)
 IBEX 35 Index Futures
  Expiration date 07/2003                                    9                       (19,079)
 MIB 30 Index Futures
  Expiration date 09/2003                                    2                        (6,989)
 OMX Index Futures
  Expiration date 07/2003                                  132                          (827)
                                                                                   ---------

 Net unrealized depreciation on
 open futures contracts purchased                                                  $(100,273)
                                                                                   =========


SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
  BOUGHT AUSTRALIAN DOLLAR
      Local Contract amount - 463,000
      USD Face value - 301,691
      USD Current value - 309,258
      Settlement Date - 08/22/2003
      Unrealized Gain                                             $  7,567
  BOUGHT EURO
      Local Contract amount - 2,688,000
      USD Face value - 3,142,047
      USD Current value - 3,087,061
      Settlement Date - 08/22/2003
      Unrealized Loss                                              (54,986)
  SOLD EURO
      Local Contract amount - 916,000
      USD Face value - 1,085,041
      USD Current value - 1,051,990
      Settlement Date - 08/22/2003
      Unrealized Gain                                               33,051
  BOUGHT POUND STERLING
      Local Contract amount - 1,658,000
      USD Face value - 2,726,755
      USD Current value - 2,730,485
      Settlement Date - 08/22/2003
      Unrealized Gain                                                3,730
  SOLD POUND STERLING
      Local Contract amount - 413,000
      USD Face value - 686,365
      USD Current value - 680,151
      Settlement Date - 08/22/2003
      Unrealized Gain                                                6,214
  BOUGHT HONG KONG DOLLAR
      Local Contract amount - 896,000
      USD Face value - 114,860
      USD Current value - 114,899
      Settlement Date - 08/22/2003
      Unrealized Gain                                                   39
  BOUGHT JAPANESE YEN
      Local Contract amount - 287,557,000
      USD Face value - 2,452,596
      USD Current value - 2,403,562
      Settlement Date - 08/22/2003
      Unrealized Loss                                              (49,034)
  SOLD JAPANESE YEN
      Local Contract amount - 75,311,000
      USD Face value - 638,575
      USD Current value - 629,491
      Settlement Date - 08/22/2003
      Unrealized Gain                                                9,084
  BOUGHT SWEDISH KRONA
      Local Contract amount - 3,185,000
      USD Face value - 404,188
      USD Current value - 397,237
      Settlement Date - 08/22/2003
      Unrealized Loss                                               (6,951)
                                                                  --------
 Net unrealized depreciation on
  open forward foreign currency contracts                         $(51,286)
                                                                  ========


See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS
Unaffiliated investments at market (identified cost $91,719,491) - including $15,511,437 of
  securities on loan (Note 2)                                                                   $  89,504,475
Affiliated investments at market (identified cost $ 16,321,962) (Note 4)                           16,321,962
Cash                                                                                                1,734,427
Foreign currency at market (cost $2,935,172)                                                        2,927,434
Receivables:
  Investments sold                                                                                        929
  Dividends and interest                                                                              135,474
                                                                                                -------------
     Total assets                                                                                 110,624,701

LIABILITIES
Unrealized depreciation on forward currency exchange contracts                                         51,286
Payables:
  Investments purchased                                                                                 3,484
  Daily variation margin on futures contracts                                                          62,555
  Due upon return of securities loaned                                                             16,321,962
  Management fees (Note 4)                                                                             11,592
                                                                                                -------------
     Total liabilities                                                                             16,450,879
                                                                                                -------------
NET ASSETS                                                                                      $  94,173,822
                                                                                                =============


COMPOSITION OF NET ASSETS

Paid-in capital                                                                                 $  96,547,319
Net unrealized depreciation on investments, foreign currency translation,
  and futures contracts                                                                            (2,373,497)
                                                                                                -------------
NET ASSETS                                                                                      $  94,173,822
                                                                                                =============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $270,170)                       $  1,003,830
  Dividends (non-cash)                                                             253,329
  Interest                                                                          26,035
  Security lending income                                                           83,941
                                                                              ------------
     Total Investment Income                                                     1,367,135

EXPENSES
  Management fees (Note 4)                                   $     60,407
                                                             ------------
     Total Expenses                                                                 60,407
                                                                              ------------
NET INVESTMENT INCOME                                                            1,306,728
                                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments and foreign currency transactions                (8,641,519)
  Futures contracts                                               397,563
                                                             ------------
                                                                                (8,243,956)

Net change in unrealized appreciation (depreciation) on:
  Investments and foreign currency translation                 14,429,655
  Futures contracts                                               (66,233)
                                                             ------------
                                                                                14,363,422
                                                                              ------------

Net realized and unrealized gain                                                 6,119,466
                                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $  7,426,194
                                                                              ============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       For the Six Months
                                                                             Ended            For the Year
                                                                         June 30, 2003            Ended
                                                                          (Unaudited)        December 31, 2002
                                                                          -----------        -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                                 $  1,306,728         $  1,205,368
   Net realized loss on investments and future contracts                   (8,243,956)          (3,561,046)
   Net change in unrealized appreciation (depreciation)                    14,363,422           (7,378,466)
                                                                         ------------         ------------

     Net increase (decrease) in net assets resulting from operations        7,426,194           (9,734,144)
                                                                         ------------         ------------

CAPITAL TRANSACTIONS
   Proceeds from contributions                                             53,389,826           69,280,296
   Contributions in-kind                                                           --           21,837,789
   Fair value of withdrawals                                              (45,995,417)         (62,601,360)
                                                                         ------------         ------------

     Net increase in net assets from capital transactions                   7,394,409           28,516,725
                                                                         ------------         ------------

TOTAL NET INCREASE IN NET ASSETS                                           14,820,603           18,782,581

NET ASSETS

Beginning of period                                                        79,353,219           60,570,638
                                                                         ------------         ------------

End of period                                                            $ 94,173,822         $ 79,353,219
                                                                         ============         ============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                  For the
                                                Six Months
                                                   Ended             Year             Year             Period
                                                  6/30/03            Ended            Ended            Ended
                                                (Unaudited)        12/31/02         12/31/01         12/31/00*
                                                -----------        --------         --------         ---------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)     $   94,174        $   79,353       $   60,571       $   87,620

  Ratios to average net assets:
     Operating expenses                              0.15%+            0.15%            0.15%            0.15%+
     Net investment income                           3.25%+            1.85%            1.49%            0.81%+

  Portfolio turnover rate**                            28%++             13%              31%               8%++
  Total return (a)                                   9.12%++         (16.05%)         (21.88%)          (0.80%)++

----------

*     The Portfolio commenced operations on November 13, 2000.

**    The Portfolio turnover rate excludes in-kind security transactions.

+     Annualized.

++    Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At June 30, 2003, only the Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"). The Portfolio attempts to hold the MSCI EAFE Index constituents in their approximate benchmark weights.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) IDC (International Data Corporation) spot rate. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Expenses are accrued daily based on average daily net assets. Realized gains and losses from securities transactions are recorded on the basis of identified cost. The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FOREIGN INVESTMENT RISK: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with SEC requirements.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the period ended June 30, 2003, the earned income for the Portfolio and State Street was $107,416 and $35,805, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2003, the value of the securities loaned amounted to $15,511,437. The loans were collateralized with cash of $16,321,962, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

3. SECURITIES TRANSACTIONS

For the period ended June 30, 2003, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $21,488,964 and $20,419,339, respectively.

At June 30, 2003, the cost of investments on a book basis was $108,041,453. The aggregate gross unrealized appreciation and gross unrealized depreciation was $5,900,488 and $8,115,504, respectively, for all securities as computed on a book basis.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. The market value of this investment at June 30, 2003 is listed in the Portfolio of Investments.

                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (A)

                                  [LINE GRAPH]

                  State Street Equity 500 Index Portfolio *        S&P 500 Index ** (b)
                  -----------------------------------------        --------------------
      3/1/2000                      10,000                                10,000
     6/30/2000                      10,683                                10,686
    12/31/2000                       9,759                                 9,755
     6/30/2001                       9,090                                 9,102
    12/31/2001                       8,587                                 8,597
     6/30/2002                       7,388                                 7,395
    12/31/2002                       6,621                                 6,630
     6/30/2003                       7,399                                 7,414


                           INVESTMENT PERFORMANCE (A)

                       For the Period Ended June 30, 2003

                                                                            Total Return
                              Total Return             Total Return         Average Annualized Since
                              Six Months Ended         One Year Ended       Commencement of Operations
                              June 30, 2003            June 30, 2003        (March 1, 2000)
                              -------------            -------------        ---------------
State Street Equity 500
  Index Portfolio               11.75% (c)               0.17%                -8.64%
S&P 500 Index (b)               11.76% (c)               0.25%                -8.59%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Growth of $10,000 and performance for periods ended June 30, 2003 are unaudited.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

(c)   Not annualized.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                         SHARES          (000)
                                                         ------          -----
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 10.6%
American Greetings Corp. Class A                          14,414       $     283
AOL Time Warner, Inc.                                  1,085,147          17,460
AutoNation, Inc. (a)                                      68,200           1,072
AutoZone, Inc. (a)                                        21,587           1,640
Bed Bath & Beyond, Inc. (a)                               71,714           2,783
Best Buy Co. (a)                                          77,721           3,414
Big Lots, Inc. (a)                                        25,438             383
Black & Decker Corp.                                      18,233             792
Brunswick Corp.                                           21,529             539
Carnival Corp.                                           151,419           4,923
Centex Corp.                                              15,788           1,228
Circuit City Stores-Circuit City Group                    46,839             412
Clear Channel Communications, Inc. (a)                   148,165           6,281
Comcast Corp. (a)                                        542,667          16,378
Cooper Tire & Rubber Co.                                  16,437             289
Dana Corp.                                                33,349             386
Darden Restaurants, Inc.                                  40,010             759
Delphi Corp.                                             130,467           1,126
Dillard's, Inc. Class A                                   19,253             259
Dollar General Corp.                                      81,615           1,490
Dow Jones & Co., Inc.                                     19,426             836
Eastman Kodak Co.                                         67,837           1,855
eBay, Inc. (a)                                            76,580           7,978
Family Dollar Stores, Inc.                                42,568           1,624
Federated Department Stores, Inc.                         44,676           1,646
Ford Motor Co.                                           439,955           4,835
Fortune Brands, Inc.                                      35,466           1,851
Gannett Co., Inc.                                         64,838           4,980
Gap, Inc.                                                214,030           4,015
General Motors Corp.                                     134,273           4,834
Genuine Parts Co.                                         43,093           1,379
Goodyear Tire & Rubber Co.                                37,442             197
Harley-Davidson, Inc.                                     73,338           2,923
Harrah's Entertainment, Inc. (a)                          27,933           1,124
Hasbro, Inc.                                              41,787             731
Hilton Hotels Corp.                                       87,443           1,118
Home Depot, Inc.                                         554,357          18,360
International Game Technology (a)                         20,588           2,107
Interpublic Group Cos., Inc.                              96,577           1,292
JC Penney & Co., Inc.                                     63,088           1,063
Johnson Controls, Inc.                                    20,998           1,797
Jones Apparel Group, Inc. (a)                             29,279             857
KB HOME                                                   11,631             721
Knight-Ridder, Inc.                                       20,191           1,392
Kohl's Corp. (a)                                          81,410           4,183
Leggett & Platt, Inc.                                     46,154             946
Limited Brands                                           124,578           1,931
Liz Claiborne, Inc.                                       26,641             939
Lowe's Cos., Inc.                                        188,923           8,114
Marriot International, Inc. Class A                       57,339           2,203
Mattel, Inc.                                             106,745           2,020
May Department Stores Co.                                 69,167           1,540
Maytag Corp.                                              17,129             418
McDonald's Corp.                                         307,053           6,774
McGraw-Hill, Inc.                                         46,413           2,878
Meredith Corp.                                            11,147             490
New York Times Co. Class A                                36,145           1,645
Newell Rubbermaid, Inc.                                   64,821           1,815
NIKE, Inc. Class B                                        64,013           3,424
Nordstrom, Inc.                                           30,138             588
Office Depot, Inc. (a)                                    74,470           1,081
Omnicom Group, Inc.                                       45,017           3,228
Pulte Homes, Inc.                                         14,718             908
Radioshack Corp.                                          39,053           1,027
Reebok International, Ltd. (a)                            13,071             440
Sears Roebuck & Co.                                       75,354           2,535
Sherwin-Williams Co.                                      35,070             943
Snap-On, Inc.                                             12,948             376
Stanley Works                                             20,532             567
Staples, Inc. (a)                                        117,450           2,155
Starbucks Corp. (a)                                       94,626           2,320
Starwood Hotels & Resorts Worldwide, Inc. Class B         49,012           1,401
Target Corp.                                             219,857           8,319
Tiffany & Co.                                             36,268           1,185
TJX Cos., Inc.                                           125,013           2,355
Toys "R" Us, Inc. (a)                                     51,369             623
Tribune Co.                                               73,755           3,562
Tupperware Corp.                                          13,036             187
Univision Communications, Inc. Class A (a)                54,918           1,670
V.F. Corp.                                                25,188             858
Viacom, Inc. Class B (a)                                 424,789          18,546
Visteon Corp.                                             29,453             202
Walt Disney Co.                                          493,673           9,750
Wendy's International, Inc.                               26,767             775
Whirlpool Corp.                                           17,066           1,087
Yum! Brands, Inc. (a)                                     72,522           2,144
                                                                       ---------
                                                                         239,564
                                                                       ---------

CONSUMER STAPLES - 11.2%
Adolph Coors Co. Class B                                   8,444             414
Alberto Culver Co. Class B                                13,639             697
Albertson's, Inc.                                         92,013           1,767
Altria Group, Inc.                                       488,564          22,200
Anheuser-Busch Cos., Inc.                                201,367          10,280
Archer-Daniels-Midland Co.                               156,867           2,019
Avon Products, Inc.                                       56,374           3,506
Brown-Forman Corp. Class B                                14,141           1,112
Campbell Soup Co.                                         98,283           2,408
Clorox Co.                                                53,710           2,291
Coca-Cola Co.                                            594,335          27,583
Coca-Cola Enterprises, Inc.                              109,100           1,980
Colgate-Palmolive Co.                                    130,235           7,547
ConAgra Foods, Inc.                                      130,846           3,088
Costco Wholesale Corp. (a)                               110,151           4,032
CVS Corp.                                                 94,092           2,637
General Mills, Inc.                                       89,164           4,227
Gillette Co.                                             246,444           7,852

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                         SHARES          (000)
                                                         ------          -----
CONSUMER STAPLES - (CONTINUED)
H.J. Heinz Co.                                            84,220       $   2,778
Hershey Foods Corp.                                       32,904           2,292
Kellogg Co.                                               98,829           3,397
Kimberly-Clark Corp.                                     123,164           6,422
Kroger Co. (a)                                           186,122           3,105
McCormick & Co., Inc.                                     32,700             889
Pepsi Bottling Group, Inc.                                69,153           1,384
PepsiCo, Inc.                                            416,610          18,539
Procter & Gamble Co.                                     312,411          27,861
R.J. Reynolds Tobacco Holdings, Inc.                      20,840             775
Safeway, Inc. (a)                                        105,693           2,162
Sara Lee Corp.                                           189,317           3,561
SuperValu, Inc.                                           32,260             688
SYSCO Corp.                                              156,681           4,707
UST Corp.                                                 41,647           1,459
Wal-Mart Stores, Inc.                                  1,056,628          56,709
Walgreen Co.                                             248,010           7,465
Winn-Dixie Stores, Inc.                                   31,710             390
Wrigley Wm., Jr. Co.                                      54,616           3,071
                                                                       ---------
                                                                         253,294
                                                                       ---------

ENERGY - 5.5%
Amerada Hess Corp.                                        22,302           1,097
Anadarko Petroleum Corp.                                  60,554           2,693
Apache Corp.                                              38,265           2,489
Ashland, Inc.                                             15,580             478
Baker Hughes, Inc.                                        80,080           2,688
BJ Services Co. (a)                                       38,855           1,452
Burlington Resources, Inc.                                48,928           2,645
ChevronTexaco Corp.                                      257,647          18,602
Conocophillips                                           163,641           8,967
Devon Energy Corp.                                        55,861           2,983
EOG Resources, Inc.                                       27,384           1,146
ExxonMobil Corp.                                       1,611,702          57,876
Halliburton Co.                                          104,586           2,405
Kerr-McGee Corp.                                          23,736           1,063
Marathon Oil Corp.                                        76,734           2,022
Nabors Industries, Ltd. (a)                               35,515           1,405
Noble Corp. (a)                                           31,623           1,085
Occidental Petroleum Corp.                                92,123           3,091
Rowan Cos., Inc.                                          21,239             476
Schlumberger, Ltd.                                       140,507           6,684
Sunoco, Inc.                                              19,228             726
Transocean, Inc.                                          75,995           1,670
Unocal Corp.                                              63,488           1,821
                                                                       ---------
                                                                         125,564
                                                                       ---------

FINANCIALS - 19.6%
ACE, Ltd.                                                 62,955           2,159
AFLAC, Inc.                                              124,716           3,835
Allstate Corp.                                           169,807           6,054
Ambac Financial Group, Inc.                               25,047           1,659
American Express Co.                                     312,973          13,085
American International Group, Inc.                       628,583          34,685
AmSouth Bancorp                                           86,919           1,898
AON Corp.                                                 76,223           1,835
Apartment Investment & Management Co. Class A             21,900             758
Bank of America Corp.                                    362,178          28,623
Bank of New York Co., Inc.                               186,079           5,350
Bank One Corp.                                           275,662          10,249
BB&T Corp.                                               113,818           3,904
Bear Stearns Cos., Inc.                                   23,799           1,724
Capital One Financial Corp.                               54,615           2,686
Charles Schwab Corp.                                     327,493           3,304
Charter One Financial, Inc.                               55,117           1,719
Chubb Corp.                                               44,639           2,678
Cincinnati Financial Corp.                                39,667           1,471
Citigroup, Inc.                                        1,242,171          53,165
Comerica, Inc.                                            42,832           1,992
Countrywide Credit Industries, Inc.                       30,972           2,155
Equity Office Properties Trust                           100,441           2,713
Equity Residential                                        65,907           1,710
Fannie Mae                                               236,429          15,945
Federal Home Loan Mortgage Corp.                         165,846           8,420
Federated Investors, Inc. Class B                         24,900             683
Fifth Third Bancorp                                      138,300           7,930
First Tennessee National Corp.                            31,017           1,362
FleetBoston Financial Corp.                              254,085           7,549
Franklin Resources, Inc.                                  62,944           2,459
Golden West Financial Corp.                               37,411           2,993
Goldman Sachs Group, Inc.                                114,100           9,556
Hartford Financial Services Group, Inc.                   66,988           3,374
Huntington Bancshares, Inc.                               56,454           1,102
J.P. Morgan Chase & Co.                                  490,114          16,752
Janus Capital Group, Inc.                                 57,319             940
Jefferson-Pilot Corp.                                     34,460           1,429
John Hancock Financial Services, Inc.                     68,478           2,104
KeyCorp                                                  101,009           2,553
Lehman Brothers Holdings, Inc.                            58,618           3,897
Lincoln National Corp.                                    42,431           1,512
Loews Corp.                                               44,414           2,100
Marsh & McLennan Cos., Inc.                              128,536           6,564
Marshall & Ilsley Corp.                                   54,692           1,673
MBIA, Inc.                                                34,758           1,695
MBNA Corp.                                               305,902           6,375
Mellon Financial Corp.                                   105,123           2,917
Merrill Lynch & Co., Inc.                                224,127          10,462
MetLife, Inc.                                            183,407           5,194
MGIC Investment Corp.                                     24,062           1,122
Moody's Corp.                                             35,965           1,896
Morgan Stanley                                           261,643          11,185
National City Corp.                                      146,591           4,795
North Fork Bancorp, Inc.                                  37,990           1,294
Northern Trust Corp.                                      54,140           2,263
Plum Creek Timber Co., Inc.                               46,180           1,198
PNC Financial Services Group, Inc.                        68,847           3,360
Principal Financial Group, Inc.                           78,950           2,546
Progressive Corp.                                         52,747           3,856
Providian Financial Corp. (a)                             69,973             648

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                         SHARES          (000)
                                                         ------          -----
FINANCIALS - (CONTINUED)
Prudential Financial, Inc.                               135,700       $   4,566
Regions Financial Corp.                                   52,489           1,773
SAFECO Corp.                                              33,364           1,177
Simon Property Group, Inc.                                44,563           1,739
SLM Corp.                                                111,342           4,361
SouthTrust Corp.                                          82,779           2,252
St. Paul Cos., Inc.                                       55,428           2,024
State Street Corp. (Note 4)                               80,925           3,188
SunTrust Banks, Inc.                                      68,272           4,051
Synovus Financial Corp.                                   71,104           1,529
T. Rowe Price Group, Inc.                                 31,490           1,189
Torchmark Corp.                                           27,576           1,027
Travelers Property Casualty Corp. Class B                243,056           3,833
U.S. Bancorp                                             463,261          11,350
Union Planters Corp.                                      47,944           1,488
UnumProvident Corp.                                       70,435             945
Wachovia Corp.                                           324,626          12,972
Washington Mutual, Inc.                                  224,513           9,272
Wells Fargo Co.                                          404,211          20,372
XL Capital, Ltd. Class A                                  32,532           2,700
Zions Bancorp                                             23,319           1,180
                                                                       ---------
                                                                         444,102
                                                                       ---------

HEALTH CARE - 14.2%
Abbott Laboratories                                      377,267          16,509
Aetna, Inc.                                               36,632           2,205
Allergan, Inc.                                            31,691           2,443
AmerisourceBergen Corp.                                   27,016           1,874
Amgen, Inc. (a)                                          303,875          20,354
Anthem, Inc. (a)                                          33,900           2,615
Applera Corp. - Applied Biosystems Group                  52,567           1,000
Bausch & Lomb, Inc.                                       11,925             447
Baxter International, Inc.                               144,526           3,758
Becton, Dickinson & Co.                                   62,029           2,410
Biogen, Inc. (a)                                          35,094           1,334
Biomet, Inc.                                              61,841           1,772
Boston Scientific Corp. (a)                               98,948           6,046
Bristol-Myers Squibb Co.                                 467,717          12,699
C.R. Bard, Inc.                                           12,397             884
Cardinal Health, Inc.                                    108,266           6,962
Chiron Corp. (a)                                          45,744           2,000
CIGNA Corp.                                               33,989           1,595
Eli Lilly & Co.                                          271,097          18,698
Forest Laboratories, Inc. (a)                             87,706           4,802
Genzyme Corp. (a)                                         52,305           2,186
Guidant Corp.                                             73,464           3,261
HCA, Inc.                                                123,759           3,965
Health Management Associates, Inc. Class A                55,698           1,028
Humana, Inc. (a)                                          38,225             577
IMS Health, Inc.                                          59,681           1,074
Johnson & Johnson                                        715,746          37,004
King Pharmaceuticals, Inc. (a)                            56,832             839
Manor Care, Inc. (a)                                      23,151             579
McKesson Corp.                                            69,231           2,474
MedImmune, Inc. (a)                                       59,965           2,181
Medtronic, Inc.                                          294,402          14,122
Merck & Co., Inc.                                        541,203          32,770
Millipore Corp.                                           11,728             520
Pfizer, Inc.                                           1,905,074          65,058
Quest Diagnostics, Inc. (a)                               25,200           1,608
Quintiles Transnational Corp. (a)                         26,218             372
Schering-Plough Corp.                                    354,424           6,592
St. Jude Medical, Inc. (a)                                43,197           2,484
Stryker Corp.                                             48,004           3,330
Tenet Healthcare Corp. (a)                               111,809           1,303
UnitedHealth Group, Inc.                                 142,984           7,185
Watson Pharmaceuticals, Inc. (a)                          27,003           1,090
WellPoint Health Networks, Inc. (a)                       36,089           3,042
Wyeth                                                    319,931          14,573
Zimmer Holdings, Inc. (a)                                 47,920           2,159
                                                                       ---------
                                                                         321,783
                                                                       ---------

INDUSTRIALS - 10.0%
3M Co.                                                    94,342          12,168
Allied Waste Industries, Inc. (a)                         55,167             554
American Power Conversion Corp. (a)                       47,767             745
American Standard Cos., Inc. (a)                          17,907           1,324
Apollo Group, Inc. (a)                                    41,775           2,580
Avery Dennison Corp.                                      26,670           1,339
Boeing Co.                                               202,845           6,962
Burlington Northern Santa Fe Corp.                        91,250           2,595
Caterpillar, Inc.                                         83,085           4,625
Cendant Corp. (a)                                        247,222           4,529
Cintas Corp.                                              41,582           1,474
Cooper Industries, Ltd.                                   23,421             967
Crane Co.                                                 13,402             303
CSX Corp.                                                 51,524           1,550
Cummins, Inc.                                              9,173             329
Danaher Corp.                                             37,013           2,519
Deere & Co.                                               58,441           2,671
Delta Air Lines, Inc.                                     27,793             408
Deluxe Corp.                                              15,220             682
Dover Corp.                                               47,813           1,433
Eaton Corp.                                               17,439           1,371
Emerson Electric Co.                                     100,835           5,153
Equifax, Inc.                                             32,469             844
FedEx Corp.                                               71,546           4,438
Fluor Corp.                                               20,406             687
General Dynamics Corp.                                    48,706           3,531
General Electric Co.                                   2,411,623          69,165
Goodrich Co.                                              26,755             562
H&R Block, Inc.                                           42,910           1,856
Honeywell International, Inc.                            207,042           5,559
Illinois Tool Works, Inc.                                 73,664           4,851
Ingersoll-Rand Co. Class A                                39,950           1,890
ITT Industries, Inc.                                      22,102           1,447
Lockheed Martin Corp.                                    109,171           5,193
Masco Corp.                                              114,974           2,742

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                         SHARES          (000)
                                                         ------          -----
INDUSTRIALS - (CONTINUED)
McDermott International, Inc. (a)                         13,841       $      88
Monster Worldwide, Inc. (a)                               26,292             519
Navistar International Corp. (a)                          17,880             583
Norfolk Southern Corp.                                    94,361           1,812
Northrop Grumman Corp.                                    44,039           3,800
PACCAR, Inc.                                              28,247           1,904
Pall Corp.                                                31,474             708
Parker-Hannifin Corp.                                     29,223           1,227
Pitney Bowes, Inc.                                        56,639           2,176
Power-One, Inc. (a)                                       17,400             124
R.R. Donnelley & Sons Co.                                 26,460             692
Raytheon Co.                                              98,914           3,248
Robert Half International, Inc. (a)                       39,414             747
Rockwell Automation, Inc.                                 43,920           1,047
Rockwell Collins, Inc.                                    41,219           1,015
Ryder Systems, Inc.                                       15,680             402
Southwest Airlines Co.                                   185,540           3,191
Textron, Inc.                                             31,875           1,244
Thomas & Betts Corp. (a)                                  13,042             188
Tyco International, Ltd.                                 482,748           9,163
Union Pacific Corp.                                       61,440           3,565
United Parcel Service, Inc. Class B                      271,200          17,275
United Technologies Corp.                                112,557           7,972
W.W. Grainger, Inc.                                       21,309             996
Waste Management, Inc.                                   144,179           3,473
                                                                       ---------
                                                                         226,205
                                                                       ---------

INFORMATION TECHNOLOGY - 15.5%
ADC Telecommunications, Inc. (a)                         175,727             409
Adobe Systems, Inc.                                       56,671           1,817
Advanced Micro Devices, Inc. (a)                          77,484             497
Agilent Technologies, Inc. (a)                           113,727           2,223
Altera Corp. (a)                                          94,278           1,546
Analog Devices, Inc. (a)                                  88,161           3,070
Andrew Corp. (a)                                          22,127             204
Apple Computer, Inc. (a)                                  86,246           1,649
Applied Materials, Inc. (a)                              399,961           6,343
Applied Micro Circuits Corp. (a)                          67,542             409
Autodesk, Inc.                                            24,415             395
Automatic Data Processing, Inc.                          143,638           4,864
Avaya, Inc. (a)                                           89,315             577
BMC Software, Inc. (a)                                    54,836             895
Broadcom Corp. (a)                                        67,546           1,683
CIENA Corp. (a)                                          113,688             590
Cisco Systems, Inc. (a)                                1,693,559          28,096
Citrix Systems, Inc. (a)                                  41,653             848
Computer Associates International, Inc.                  139,444           3,107
Computer Sciences Corp. (a)                               44,982           1,715
Compuware Corp. (a)                                       85,557             494
Comverse Technology, Inc. (a)                             45,438             683
Concord EFS, Inc. (a)                                    121,140           1,783
Convergys Corp. (a)                                       39,505             632
Corning, Inc. (a)                                        305,485           2,258
Dell Computer Corp. (a)                                  622,091          19,882
Electronic Arts, Inc. (a)                                 34,650           2,564
Electronic Data Systems Corp.                            116,186           2,492
EMC Corp. (a)                                            527,041           5,518
First Data Corp.                                         182,002           7,542
Fiserv, Inc. (a)                                          45,547           1,622
Gateway, Inc. (a)                                         72,665             265
Hewlett-Packard Co.                                      736,519          15,688
Intel Corp.                                            1,576,603          32,768
International Business Machines Corp.                    416,918          34,396
Intuit, Inc. (a)                                          49,851           2,220
Jabil Circuit, Inc. (a)                                   49,813           1,101
JDS Uniphase Corp. (a)                                   345,119           1,211
KLA Tencor Corp. (a)                                      45,464           2,114
Lexmark International Group, Inc. Class A (a)             30,802           2,180
Linear Technology Corp.                                   74,975           2,415
LSI Logic Corp. (a)                                       84,235             596
Lucent Technologies, Inc.                                991,072           2,012
Maxim Integrated Products, Inc.                           78,356           2,679
Mercury Interactive Corp. (a)                             21,548             832
Micron Technology, Inc. (a)                              145,732           1,695
Microsoft Corp.                                        2,590,604          66,345
Molex, Inc.                                               46,210           1,247
Motorola, Inc.                                           558,798           5,269
National Semiconductor Corp. (a)                          45,609             899
NCR Corp. (a)                                             21,792             558
Network Appliance, Inc. (a)                               82,567           1,338
Novell, Inc. (a)                                          81,042             250
Novellus Systems, Inc. (a)                                36,169           1,325
NVIDIA Corp. (a)                                          36,951             850
Oracle Corp. (a)                                       1,271,438          15,283
Parametric Technology Corp. (a)                           59,341             181
Paychex, Inc.                                             90,127           2,642
PeopleSoft, Inc. (a)                                      74,923           1,318
PerkinElmer, Inc.                                         29,357             405
PMC-Sierra, Inc. (a)                                      37,024             434
QLogic Corp. (a)                                          22,845           1,104
QUALCOMM, Inc.                                           190,439           6,808
Sabre Holdings Corp. Class A                              33,324             821
Sanmina-SCI Corp. (a)                                    118,958             751
Scientific-Atlanta, Inc.                                  36,768             877
Siebel Systems, Inc. (a)                                 117,158           1,118
Solectron Corp. (a)                                      200,214             749
Sun Microsystems, Inc. (a)                               774,388           3,562
SunGard Data Systems, Inc. (a)                            67,750           1,755
Symantec Corp. (a)                                        36,300           1,592
Symbol Technologies, Inc.                                 55,585             723
Tektronix, Inc. (a)                                       21,029             454
Tellabs, Inc. (a)                                         99,475             654
Teradyne, Inc. (a)                                        44,592             772
Texas Instruments, Inc.                                  418,703           7,369
Thermo Electron Corp. (a)                                 39,029             820
Unisys Corp. (a)                                          76,279             937
VERITAS Software Corp. (a)                                99,983           2,866
Waters Corp. (a)                                          29,757             867
Xerox Corp. (a)                                          188,542           1,997
Xilinx, Inc. (a)                                          82,704           2,093
Yahoo!, Inc. (a)                                         145,593           4,770
                                                                       ---------
                                                                         350,382
                                                                       ---------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                         SHARES          (000)
                                                         ------          -----
MATERIALS - 2.5%
Air Products & Chemicals, Inc.                            54,389       $   2,263
Alcoa, Inc.                                              202,446           5,162
Allegheny Technologies, Inc.                              17,729             117
Ball Corp.                                                13,385             609
Bemis Co., Inc.                                           11,864             555
Boise Cascade Corp.                                       12,419             297
Dow Chemical Co.                                         220,899           6,839
E.I. Du Pont de Nemours & Co.                            240,439          10,012
Eastman Chemical Co.                                      17,362             550
Ecolab, Inc.                                              63,726           1,631
Engelhard Corp.                                           29,430             729
Freeport-McMoRan Copper & Gold, Inc. Class B              35,114             860
Georgia-Pacific Group                                     58,140           1,102
Great Lakes Chemical Corp.                                10,803             220
Hercules, Inc. (a)                                        24,298             241
International Flavors & Fragrances, Inc.                  21,504             687
International Paper Co.                                  115,656           4,132
Louisiana Pacific Corp. (a)                               23,459             253
MeadWestvaco Corp.                                        49,588           1,225
Monsanto Co.                                              60,946           1,319
Newmont Mining Corp.                                      97,942           3,179
Nucor Corp.                                               20,202             987
Pactiv Corp. (a)                                          35,864             707
Phelps Dodge Corp. (a)                                    20,605             790
PPG Industries, Inc.                                      41,090           2,085
Praxair, Inc.                                             38,410           2,308
Rohm & Haas Co.                                           53,796           1,669
Sealed Air Corp. (a)                                      21,136           1,007
Sigma Aldrich Corp.                                       17,193             932
Temple-Inland, Inc.                                       14,314             614
United States Steel Corp.                                 22,902             375
Vulcan Materials Co.                                      26,296             975
Weyerhaeuser Co.                                          52,424           2,831
Worthington Industries, Inc.                              19,229             258
                                                                       ---------
                                                                          57,520
                                                                       ---------

TELECOMMUNICATION SERVICES - 3.7%
ALLTEL Corp.                                              75,298           3,631
AT&T Corp.                                               187,747           3,614
AT&T Wireless Services, Inc. (a)                         653,638           5,366
BellSouth Corp.                                          445,828          11,873
CenturyTel, Inc.                                          33,608           1,171
Citizens Communications Co. (a)                           68,377             881
Nextel Communications, Inc. Class A (a)                  248,236           4,488
Qwest Communications International, Inc. (a)             402,622           1,925
SBC Communications, Inc.                                 800,704          20,458
Sprint Corp. (Fon Group)                                 218,284           3,143
Sprint Corp. (PCS Group) (a)                             246,178           1,416
Verizon Communications, Inc.                             663,598          26,179
                                                                       ---------
                                                                          84,145
                                                                       ---------

UTILITIES - 2.9%
AES Corp. (a)                                            147,814             939
Allegheny Energy, Inc.                                    28,099             237
Ameren Corp.                                              38,242           1,686
American Electric Power Co., Inc.                         95,354           2,844
Calpine Corp. (a)                                         91,952             607
CenterPoint Energy, Inc.                                  68,593             559
Cinergy Corp.                                             42,458           1,562
CMS Energy Corp.                                          29,705             241
Consolidated Edison, Inc.                                 53,922           2,334
Constellation Energy Group, Inc.                          38,803           1,331
Dominion Resources, Inc.                                  74,987           4,819
DTE Energy Co.                                            41,046           1,586
Duke Energy Corp.                                        216,077           4,311
Dynegy, Inc. Class A                                      82,030             344
Edison International (a)                                  80,762           1,327
El Paso Corp.                                            153,494           1,240
Entergy Corp.                                             54,143           2,858
Exelon Corp.                                              77,989           4,664
FirstEnergy Corp.                                         71,312           2,742
FPL Group, Inc.                                           44,489           2,974
KeySpan Corp.                                             38,606           1,369
Kinder Morgan, Inc.                                       29,838           1,631
Mirant Corp. (a)                                          95,088             276
NICOR, Inc.                                               10,113             375
NiSource, Inc.                                            65,367           1,242
Peoples Energy Corp.                                       7,631             327
PG&E Corp. (a)                                           100,623           2,128
Pinnacle West Capital Corp.                               21,081             789
PPL Corp.                                                 40,668           1,749
Progress Energy, Inc.                                     58,008           2,547
Public Service Enterprise Group, Inc.                     54,522           2,304
Sempra Energy                                             50,589           1,443
Southern Co.                                             174,158           5,427
TECO Energy, Inc.                                         41,176             494
TXU Corp.                                                 75,948           1,705
Williams Cos., Inc.                                      124,937             987
Xcel Energy, Inc.                                         93,397           1,405
                                                                       ---------
                                                                          65,403
                                                                       ---------

TOTAL COMMON STOCKS
(cost $2,143,116,851)                                                  2,167,962
                                                                       ---------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                             PAR         MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                            -----        -----
GOVERNMENT AND AGENCY SECURITIES - 0.3%
United States Treasury Bills 0.90% due 09/11/03 (b) (c)   $   5,910    $   5,900
                                                                       ---------

TOTAL GOVERNMENT AND AGENCY SECURITIES
(cost $5,899,362)                                                          5,900
                                                                       ---------

                                                          SHARES
                                                           (000)
                                                           -----
SHORT TERM INVESTMENTS - 6.0%
AIM Short Term Investment Prime Portfolio                 81,577          81,577
Federated Money Market Obligations Trust                   6,560           6,560
State Street Navigator Securities Lending Prime
  Portfolio (d) (Note 4)                                  47,883          47,883
                                                                      ----------

TOTAL SHORT TERM INVESTMENTS
(cost $136,020,299)                                                      136,020
                                                                      ----------

TOTAL INVESTMENTS - 102.0%

(identified cost $2,285,036,512)                                      $2,309,882
OTHER ASSETS AND LIABILITIES
NET - (2.0)%                                                            (45,214)
                                                                      ----------
NET ASSETS - 100%                                                     $2,264,668
                                                                      ==========

(a)   Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c)   Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

SCHEDULE OF FUTURES CONTRACTS

                                                           Number    Unrealized
                                                             of     Depreciation
                                                         Contracts     (000)
                                                         ---------     -----
S&P 500 Financial Futures Contracts (long) Expiration
  date 09/2003                                              392      $   2,358
                                                                     ---------
Total unrealized depreciation on open futures contracts
  purchased                                                          $   2,358
                                                                     =========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
(Amounts in thousands)

ASSETS
Unaffiliated investments at market (identified cost $2,234,463) - including
  $46,643 of securities loaned (Note 2)                                         $2,258,811
Affiliated investments at market (identified cost $ 50,574) (Note 4)                51,071
Receivables:
  Dividends and interest                                                             2,753
                                                                                ----------
     Total assets                                                                2,312,635

LIABILITIES
Payables:
  Due upon return of securities loaned                                              47,883
  Management fees (Note 4)                                                              84
                                                                                ----------
     Total liabilities                                                              47,967
                                                                                ----------
NET ASSETS                                                                      $2,264,668
                                                                                ==========


COMPOSITION OF NET ASSETS
Paid-in capital                                                                 $2,242,181
Net unrealized appreciation on investments
  and futures contracts                                                             22,487
                                                                                ----------
NET ASSETS                                                                      $2,264,668
                                                                                ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
  Dividends                                                                          $  17,652
  Interest                                                                                 428
  Security lending income                                                                   47
                                                                                     ---------
     Total Investment Income                                                            18,127

EXPENSES
  Management fees (Note 4)                                           $     460
                                                                     ---------
     Total Expenses                                                                        460
                                                                                     ---------
NET INVESTMENT INCOME                                                                   17,667
                                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                          (87,027)
  Futures contracts                                                     10,399
                                                                     ---------
                                                                                       (76,628)

Net change in unrealized appreciation (depreciation) on:
  Investments                                                          297,207*
  Futures contracts                                                     (1,542)
                                                                     ---------
                                                                                       295,665
                                                                                     ---------

Net realized and unrealized gain                                                       219,037
                                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 236,704
                                                                                     =========

*     Excludes unrealized depreciation of $1,680 on contributed securities.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                           For the
                                                                       Six Months Ended       For the
                                                                         June 30, 2003       Year Ended
                                                                          (Unaudited)     December 31, 2002
                                                                          -----------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                                  $    17,667        $    34,956
  Net realized loss on investments, futures contracts,
     and withdrawals in-kind                                                 (76,628)           (70,428)
  Net change in unrealized appreciation (depreciation)                       295,665           (532,213)
                                                                         -----------        -----------
     Net increase (decrease) in net assets resulting from operations         236,704           (567,685)
                                                                         -----------        -----------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                                308,450            557,561
  Contributions in-kind                                                       19,659             41,343
  Fair value of withdrawals                                                 (292,693)          (520,988)
  Withdrawals in-kind                                                             --           (209,981)
                                                                         -----------        -----------
     Net increase (decrease) in net assets from capital transactions          35,416           (132,065)
                                                                         -----------        -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                  272,120           (699,750)

NET ASSETS
Beginning of period                                                        1,992,548          2,692,298
                                                                         -----------        -----------
End of period                                                            $ 2,264,668        $ 1,992,548
                                                                         ===========        ===========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                    For the
                                               Six Months Ended           Year                 Year                 Period
                                                    6/30/03              Ended                Ended                 Ended
                                                  (Unaudited)           12/31/02             12/31/01             12/31/00*
                                                  -----------           --------             --------             ---------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)     $    2,264,668       $    1,992,548       $    2,692,298       $    2,957,271
  Ratios to average net assets:
     Operating expenses                                 0.045%+              0.045%               0.045%               0.045%+
     Net investment income                               1.73%+               1.57%                1.34%                1.14%+

Portfolio turnover rate**                                   9%++                13%                  14%                  18%++

Total return (a)                                        11.75%++            (22.16%)             (11.94%)              (2.41%)++

----------

*     The Portfolio commenced operations on March 1, 2000.

**    The Portfolio turnover rate excludes in-kind security transactions.

+     Annualized.

++    Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2003, only the Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the six months ended June 30, 2003, the earned income for the Portfolio and State Street was $46,723 and $15,574, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2003, the value of the securities loaned amounted to $46,642,751. The loans were collateralized with cash of $47,883,163, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

3. SECURITIES TRANSACTIONS

For the period ended June 30, 2003, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $191,416,948 and $ 181,101,312, respectively. The aggregrate value of in-kind contributions and withdrawals were $19,659,189 and $0, respectively.

At June 30, 2003, the cost of investments on a book basis was $2,285,036,512. The aggregate gross unrealized appreciation and gross unrealized depreciation was $332,790,014 and $307,944,587, respectively, for all securities as computed on a book basis.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at June 30, 2003 is listed in the Portfolio of Investments.

During the period, the Portfolio had investment transactions executed through State Street Global Markets LLC. For the period ended June 30, 2003, the Portfolio paid brokerage commissions to State Street Global Markets LLC, of $265,675.

ITEM 9. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Donald A. Gignac, the registrant's President, and Janine Cohen, the registrant's Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Mr. Gignac and Ms. Cohen determined that the Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1) N/A

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET MASTER FUNDS

By:   /s/ Donald A. Gignac
      ------------------------
      Donald A. Gignac
      President

By:   /s/ Janine Cohen
      ------------------------
      Janine Cohen
      Treasurer


Date: September 8, 2003